SCUDDER
                                                                   INVESTMENTS

      Scudder Massachusetts
      Tax-Free Fund


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                                         Class AARP and Class S Shares
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                                         Semiannual Report
                                         September 30, 2001






      The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes.

Contents
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   3    Letter from the Fund's President

   4    Performance Summary

   6    Portfolio Management Review

  10    Portfolio Summary

  11    Investment Portfolio

  19    Financial Statements

  23    Financial Highlights

  25    Notes to Financial Statements

  33    Officers and Trustees

  34    Investment Products and Services

  36    Account Management Resources



Scudder Massachusetts Tax-Free Fund              Ticker Symbol     Fund Number
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Class AARP                                           SMAFX             112
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Class S                                              SCMAX             012
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Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
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Dear Shareholder,

The tragedy of September 11 forged many changes in America in a very short time. It changed the way we think about our freedom, our safety, and our position in the world. In the aftermath, however, we have seen great acts of heroism and determination, and it is those aspects of the American character that will guide our recovery.

While we have never faced this type of incident before, history shows that the American people and the U.S. financial systems will recover and endure, as they have through world wars, natural and man-made disasters, assassinations, and other world-shattering events. Some investors may respond to the uncertainty by selling assets and retreating to cash, but our experience has told us to keep a steady hand and a focus on our end goals in spite of short-term turbulence. Investors rarely benefit from hasty decisions. While some may experience temporary setbacks in the quest to achieve their goals, we have confidence in the resilience of the American people and our financial markets.

At Zurich Scudder Investments, we are ready to serve you. If you feel compelled to make changes in your investment program, please guard against overreaction to help maintain the best strategy and to achieve your personal long-term goals. If you have any questions, please call us toll-free or visit us on the Web.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder Massachusetts Tax-Free Fund


   ----------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S
   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
   ----------------------------------------------------------------------------

Performance Summary                                           September 30, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns
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                                   6-Month   1-Year    3-Year   5-Year   10-Year
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Scudder Massachusetts Tax-Free
Fund -- Class S                      3.69%   10.96%     4.88%    6.27%     7.19%
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Lehman Brothers Municipal Bond
Index++                              3.48%   10.40%     5.19%    6.65%     7.05%
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                                                                         Life of
                                                                6-Month  Class*
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Scudder Massachusetts Tax-Free Fund -- Class AARP                3.83%    11.01%
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Lehman Brothers Municipal Bond Index++                           3.48%     9.21%
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Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

* Class AARP shares commenced operations on October 2, 2000. Index comparisons begin October 31, 2000.

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 Net Asset Value and Distribution Information
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                                                       Class AARP      Class S
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Net Asset Value:
9/30/01                                                $   14.50     $   14.50
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3/31/01                                                $   14.32     $   14.33
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Distribution Information
Six Months:
  Income Dividends                                     $     .35     $     .35
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September Income Dividend                              $    .058     $    .058
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SEC 30-day Yield+                                        4.07%          4.07%
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Current Annualized Distribution Rate+                    5.21%          5.21%
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Tax Equivalent Yield+                                    7.08%          7.08%
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+   Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on September 30, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 42.51% (combined Massachusetts state and federal income tax rate). Yields and distribution rates are historical and will fluctuate.

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 Class S Lipper Rankings -- Massachusetts Municipal Debt Funds Category
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                                                         Number of
                                                           Funds     Percentile
Period                                     Rank           Tracked      Ranking
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1-Year                                      15      of      55           27
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3-Year                                       4      of      50            8
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5-Year                                       5      of      45           11
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10-Year                                      1      of      17            6
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Rankings are historical and do not guarantee future results.
Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
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THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

          Scudder Massachusetts    Lehman Brothers
          Tax-Free Fund            Municipal Bond
          -- Class S               Index++

      '91      10000                  10000
      '92      11209                  11045
      '93      12948                  12454
      '94      12513                  12150
      '95      13905                  13510
      '96      14769                  14325
      '97      16007                  15620
      '98      17357                  16981
      '99      17106                  16862
      '00      18046                  17900
      '01      20023                  19759

                        Yearly periods ended September 30
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--------------------------------------------------------------------------------
 Comparative Results
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Scudder Massachusetts Tax-Free Fund          1-Year    3-Year   5-Year   10-Year
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Class S                Growth of $10,000     $11,096  $11,535   $13,556  $20,022
                       ---------------------------------------------------------
                       Average annual
                       total return          10.96%    4.88%     6.27%    7.19%
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Lehman Brothers        Growth of $10,000     $11,040  $11,640   $13,795  $19,759
Municipal Bond Index++ ---------------------------------------------------------
                       Average annual
                       total return          10.40%    5.19%     6.65%    7.05%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes. Expense ratios are the same, performance may differ.

It is the policy of Scudder's tax-free funds not to invest in taxable issues. However, a small portion of the fund's income may be subject to federal, state, or local tax, and the alternative minimum tax.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
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Scudder Massachusetts Tax-Free Fund: A Team Approach to Investing

Scudder Massachusetts Tax-Free Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Philip G. Condon joined the Advisor in 1983 and has had overall responsibility for the fund's day-to-day management and investment strategies since 1989. Mr. Condon has over 22 years of experience in municipal investing and portfolio management.

Portfolio Manager Rebecca L. Wilson joined the Advisor in 1986 and the fund team in 1999. Ms. Wilson has over 15 years of experience in municipal investing.

The municipal bond market posted positive returns over the last six months. Investor demand for municipal bonds generally increased during the period, as the stock market's gyrations led them to seek out less volatile investment options. Below, management discusses the municipal bond market and the fund's performance over the last six months.

                     Q: How did the municipal bond market perform during the six-month period ending September 30, 2001?

                     A: Municipal bond issues held up relatively well, even in the aftermath of the September 11 events. Over the last six months, municipal bonds generally outperformed the equity market. While the S&P 500 fell 10.29 percent and the Nasdaq plunged 18.55 percent, the Lehman Municipal Bond Index rose
                     3.48 percent for the six-month period ending September 30, 2001. As a result, we have seen increased investor interest in municipal bonds.

                     Q: How did Scudder Massachusetts Tax-Free Fund perform for the six-month period ending September 30, 2001?

                     A: We have had solid success through our focus on 15-year premium coupon bonds. Scudder Massachusetts Tax-Free Fund delivered 3.69 percent (Class S shares) for the six-month period ending September 30, 2001, outperforming its typical peer in the Massachusetts municipal debt funds category, which returned 3.39 percent, according to Lipper, Inc. The fund also significantly outperformed its typical peer in the Lipper Massachusetts municipal debt category on a three-, five- and 10-year basis, earning a spot in the category's top quintile in each time period.

                     Q: How was the fund positioned over the last six months?

                     A: We were able to outperform our category peers over the last six months, thanks to management's focus on intermediate-term bonds and bonds with call protection features. Massachusetts issues were relatively stable in the period, and demand was strong, particularly for non-general-obligation Massachusetts bonds. Furthermore, since the supply of Massachusetts bonds was quite limited, performance held up well.

                     Within the portfolio, we have focused on intermediate-maturity bonds. As the yield curve continued to steepen during the fiscal year, management's decision to purchase intermediate-term securities benefited the fund's total return. (A steepening yield curve means that longer-maturity bonds are continuing to yield more than shorter-maturity bonds.) Call protection also became increasingly important, as the economy continued to slow and short-term interest rates fell. Over the course of the period, the Federal Reserve Board markedly slashed short-term interest rates, moving the Federal Funds Rate to
                     2.50 percent by October 2, 2001 from 4.50 percent as of April 1, 2001. Call-protected bonds can not be bought back early by their issuers when interest rates decline. As rates came down, these bonds kept paying the higher yields we had previously locked in, while prices of the bonds rose.

                     Q: What is your outlook for the year ahead, taking into account the September 11 attack on the World Trade Center and the Pentagon?

                     A: We believe municipal bond yields remain attractive relative to Treasury bonds on an after-tax basis, particularly for investors in higher tax brackets. While bond trading was lighter than normal in the aftermath of the destruction of the World Trade Center on September 11, 2001, the market remained open, and there appears to be a consensus that there will be continued interest in bonds, particularly due to the volatility we've seen in the stock market. Further, municipal bonds continue to be a less volatile investment option. At the same time, the Federal
                     Reserve remains in an easing mode, as further cuts to short-term rates are expected before year's end. As a result, we expect the yield curve to remain steep, which should bode well for our positioning in intermediate securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
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 Diversification                                        9/30/01        3/31/01
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State General Obligations/Lease                            16%            18%
Water and Sewer Revenue                                    16%            17%
Hospital/Health Revenue                                    11%            12%
Higher Education                                            9%            10%
Other General Obligation/Lease                              8%             7%
Sales/Special Tax                                           7%             7%
Port/Airport Revenue                                        5%             4%
Housing Finance Authority                                   3%             4%
Electric Revenue                                            3%             4%
Miscellaneous Municipal                                    22%            17%
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                                                          100%           100%
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 Quality                                                9/30/01        3/31/01
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AAA*                                                       47%            44%
AA                                                         33%            33%
A                                                           5%             7%
BBB                                                         9%             9%
BB                                                          1%             1%
CCC                                                         1%             1%
Not Rated                                                   4%             5%
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                                                          100%           100%
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Weighted average quality: AA and AA, respectively.

*Includes cash equivalents

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 Effective Maturity                                     9/30/01        3/31/01
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Less than 1 year                                           10%             2%
1-5 years                                                  13%            25%
5-10 years                                                 51%            45%
10-15 years                                                19%            20%
15 years or greater                                         7%             8%
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                                                          100%           100%
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Weighted average effective maturity: 8.5 and 8.5 years, respectively.

Diversification is subject to change.

For more complete details about the fund's investment portfolio, see page 11. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                        as of September 30, 2001 (Unaudited)
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                                                    Principal
                                                    Amount ($)         Value ($)
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 Long-Term Municipal Investments 100.0%
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Massachusetts
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Bellingham, MA, General Obligation, 5.375%,
  3/1/2015 (b)                                       1,765,000       1,901,876
Boston, MA, General Obligation, Series 1992 A,
  Prerefunded, 7/1/2002, 6.5%, 7/1/2012 (c)          2,320,000       2,442,798
Boston, MA, Industrial Development Financing
  Authority, First Mortgage-- Springhouse
  Project:
  Series 1995, Prerefunded 7/1/2005, 9.25%,
    7/1/2025 (c)                                     2,000,000       2,465,840
  Series 1998, 4.875%, 7/1/2002                        255,000         255,133
  Series 1998, 5.5%, 7/1/2008                        1,020,000         958,973
Chicopee, MA, Electric System Revenue, Series
  1978, ETM, 7.125%, 1/1/2017***                     1,210,000       1,484,404
Haverhill, MA, Unlimited Tax, General
  Obligation, Series 1992 A, Prerefunded
  6/15/2002, 7%, 6/15/2012 (b) (c)                     600,000         632,718
Holliston, MA, General Obligation, 5.5%,
  12/1/2015 (b)                                      1,660,000       1,791,605
Hopkinton, Massachusetts:
  Series 2000, 5.5%, 9/1/2012                        1,735,000       1,934,699
  Series 2000, 5.5%, 9/1/2014                        1,735,000       1,902,011
Ipswich, MA, General Obligation, 5.25%,
  11/15/2017 (b)                                     2,325,000       2,422,232
Massachusetts Bay Transportation Authority:
  Certificate of Participation, 7.75%, 1/15/2006     1,000,000       1,096,640
  General Transportation System:
    Series 1997 C, 6.1%, 3/1/2013                    1,250,000       1,440,750
    Series 1997 B, 6.2%, 3/1/2016                    3,100,000       3,631,154
  Massachusetts Revenue, Special Assessment,
    Series A, 5.75%, 7/1/2011                        4,250,000       4,769,648
  Series 1999 A, 5.25%, 3/1/2018 (b)                 6,870,000       7,073,009
  Series 2000 A, 5.75%, 7/1/2015                     6,405,000       6,995,733
Massachusetts Housing Finance Agency:
  Housing Project Refunding Revenue, Series 1994
    B, 6.05%, 12/1/2009 (b)                          3,000,000       3,208,320
  Residential Development, Series 1992 C,
    6.875%, 11/15/2011                              10,250,000      10,650,673
Massachusetts Municipal Wholesale Electric
  Company, Power Supply System Revenue:
  Series 1992 A, 6.75%, 7/1/2006                     2,855,000       2,993,667
  Series 1992 B, 6.75%, 7/1/2008                     9,000,000       9,437,130
  Series 1992 C, 6.625%, 7/1/2010 (b)                1,000,000       1,047,640
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    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
Massachusetts State, Grant Anticipation Notes,
  Series A, 5.5%, 12/15/2013 (d)                     5,000,000       5,562,600
Massachusetts State Water Pollution Abatement
  Trust:
  Pool Loan Program, Series 4, 5.125%, 8/1/2013      2,000,000       2,101,400
  Series 5, 5.375%, 8/1/2027                         4,775,000       4,884,921
Massachusetts State Water Resource Authority:
  5.25%, 12/1/2015                                   6,050,000       6,537,872
  General Obligation, Series 1998 A, 5.5%,
    8/1/2013                                         1,445,000       1,603,791
  General Obligation, Series C, 5.25%, 12/1/2015     4,030,000       4,341,761
  Series 2000 A, 6%, 8/1/2014                        1,400,000       1,585,794
Massachusetts State Development Agency Revenue,
  Massachusetts Biomedical Research:
  Series C, 6.25%, 8/1/2013                          2,180,000       2,412,257
  Series C, 6.375%, 8/1/2014                         1,000,000       1,105,560
Massachusetts State Development Financial Agency
  Revenue:
  First Mortgage Edgecombe Project, Series A,
    6.75%, 7/1/2021                                    655,000         677,486
  Health Care Facilities, Series 1999 A, 7.1%,
    7/1/2032                                         4,000,000       3,892,320
  Higher Education, Series 2000, 5.75%, 7/1/2012       500,000         561,895
  Higher Education, Series 2000, 5.75%, 7/1/2015     1,265,000       1,388,338
  Western New England College, 5.75%, 7/1/2012
    (b)                                              1,110,000       1,256,909
Massachusetts State General Obligation:
  Rites-PA 721A, Inverse Floater, 9.113%,
    6/1/2009**                                       5,000,000       6,226,900
  Rites-PA 721B, Inverse Floater, 9.245%,
    6/1/2011**                                      10,620,000      13,428,778
  Rites-PA 647, Inverse Floater, 9.628%,
    11/1/2010**                                      2,000,000       2,606,220
  Rites-PA 798, Inverse Floater 9.242%,
    12/15/2013**                                     5,000,000       6,169,450
  Consolidated Loan, Series 1991 A, 7.5%,
    6/1/2004                                        12,400,000      13,320,700
  Consolidated Loan, Series C, 5.75%, 10/1/2013      5,000,000       5,562,400
  Hynes Convention Center, Zero Coupon, 9/1/2004     2,000,000       1,828,420
  Series 1990 C, ETM, Zero Coupon, 12/1/2004***      7,505,000       6,860,095
  Series 1992 A, Prerefunded 06/01/2002, 9.51%,
    6/1/2008 (c)                                       330,000         343,002
  Series 1992 B, 6.5%, 8/1/2008                      5,400,000       6,272,910
  Series 1998 B, 5%, 4/1/2016 (b)                    4,000,000       4,090,400
  Series 1999 B, 5%, 5/1/2019                        3,000,000       3,007,800
  Series C, 6%, 8/1/2009                             2,000,000       2,286,380
  Series C, Zero Coupon, 12/1/2004                     910,000         826,617
  Series 1996 A, Inverse Floater, 9.51%,
    6/28/2008**                                      5,000,000       6,442,000
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Series II-R-100-B, 8.29%, 12/1/2016                5,000,000       5,569,250
Massachusetts State Grant Anticipation Notes,
  Revenue:
  Series 1998 A, 5.25%, 12/15/2012                   7,050,000       7,683,090
  Series A , 5.5%, 6/15/2014                         7,000,000       7,510,930
Massachusetts State Health & Education
  Facilities Revenue Healthcare System, Series
  C, 5.75%, 7/1/2032                                 8,000,000       8,181,520
Massachusetts State Health & Educational
  Facilities Authority Revenue:
  Berkshire Health System, Series 1994 C, 5.9%,
    10/1/2011                                          800,000         807,544
  Cape Cod Health Care, Series 1998 B, 5.25%,
    11/15/2013                                       1,365,000       1,301,869
  Cape Cod Health Care, Series B, 5.45%,
    11/15/2023                                         650,000         588,062
  Community College Program, Series 1992 A,
    Prerefunded 10/1/2002, 6.5%, 10/1/2009 (c)       1,000,000       1,062,680
  Cooley Dickson Hospital Inc., Series 1993 A,
    Prerefunded to 5/15/2003, 7.125%, 11/15/2018
    (c)                                              1,890,000       2,058,172
  Caritas Christi Obligation, Series 1999A,
    5.625%, 7/1/2020                                 4,000,000       3,924,680
  Harvard University, Series Z, 5.75%, 1/15/2013     6,000,000       6,786,000
  Massachusetts General Hospital, Series 1992 F,
    6.25%, 7/1/2012                                  5,000,000       5,774,450
  Medical, Academic & Scientific:
    Series 1995 A, 6.1%, 1/1/2002                      500,000         503,270
    Series 1995 B, 6.5%, 1/1/2009                    5,000,000       5,283,550
  Melrose-Wakefield, Series 1996 C, Prerefunded
    7/1/2006, 6%, 7/1/2012 (c)                       1,000,000       1,138,620
  Milford-Whitinsville Regional, Series 1998 C,
    5.75%, 7/15/2013 (b)                             1,750,000       1,649,690
  Newton-Wellesley Hospital, Series 1997 G, 6%,
    7/1/2012 (b)                                     1,000,000       1,102,290
  North Adams, Series 1996 C, 6.625%, 7/1/2018       1,560,000       1,546,568
  Partners Healthcare System, Series 1997 A,
    5.25%, 7/1/2013 (b)                              2,000,000       2,094,320
  Prerefunded, 7/1/2002, Series 1992 D, 6.5%,
    7/1/2010 (b) (c)                                 1,640,000       1,726,674
  St. Luke's Hospital New Bedford, Series C,
    Inverse Floater, 7.47%, 8/15/2010**              3,400,000       3,731,500
  Suffolk University, Series 1996 C, 5.65%,
    7/1/2011 (b)                                     1,045,000       1,127,524
  Series 1992 D, 6.5%, 7/1/2010 (b)                    860,000         903,258
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Stonehill College, Series 1992 E Prerefunded
    7/1/2012, 6.55%, 7/1/2012 (b) (c)                2,245,000       2,364,659
  UMass Memorial, Series C, 6.625%, 7/1/2032         3,000,000       3,091,920
  UMass-Worcester Campus, Series B, 5.25%,
    10/1/2013                                          500,000         536,830
  Winchester Hospital, Series E, 6.75%, 7/1/2030     2,000,000       2,064,600
Massachusetts State Industrial Finance Agency:
  Assisted Living Facilities Revenue TNG Marina
    Bay LLC Project, Series 1997, AMT, 7.5%,
    12/1/2027                                        1,000,000       1,041,870
  Babson College, Series 1997 A, 5.375%,
    10/1/2017                                        1,700,000       1,746,716
  Belmont, Series 1998, 5.625%, 9/1/2020             1,265,000       1,298,851
  Belmont Hill School, Series 1998, 5.15%,
    9/1/2013                                         1,000,000       1,035,780
  College of the Holy Cross, Series 1992, Issue
    II, Prerefunded 11/1/2002, 6.375%, 11/1/2009
    (c)                                              1,000,000       1,063,670
  Concord Academy Series 1997, 5.45%, 9/1/2017       1,205,000       1,222,509
  Dana Hall School Issue, Series 1997 A, 5.7%,
    7/1/2013                                         1,000,000       1,026,550
  Deerfield Academy Series 1997, 5.125%,
    10/1/2017                                        1,520,000       1,557,194
  East Boston Neighborhood Project:
    Series 1996, 7.25%, 7/1/2006                       585,000         581,437
    Series 1996, 7.625%, 7/1/2026                    2,750,000       2,709,218
  Edgewood Retirement Community, Series 1995 A,
    9%, 11/15/2025                                   1,650,000       2,059,167
  First Mortgage, Evanswood Bethzatha, Series
    1994 A, 7.875%, 1/15/2020*                       1,000,000         548,240
  Massachusetts Biomedical Research Corp.,
    Series 1989 A, Zero Coupon, 8/1/2002             3,650,000       3,575,650
  Pollution Control Revenue, Boston Edison
    Company, Series 1994 A, 5.75%, 2/1/2014          2,000,000       2,046,000
  Resource Recovery, North Andover Solid Waste:
    Series 1993 A, 6.15%, 7/1/2002                     750,000         765,180
    Series 1993, A, 6.3%, 7/1/2005                   9,250,000       9,796,028
  Solid Waste Disposal, Peabody Monofil Project,
    Series 1994, 9%, 9/1/2005 (d)                    2,485,000       2,572,248
  The Tabor Academy, Series 1998, 5.4%,
    12/1/2018                                        1,000,000       1,002,720
  Worcester Polytechnical University, Series
    1997 II, 5.125%, 9/1/2016 (b)                    2,600,000       2,668,172
 Massachusetts State Port Authority Revenue:
   Rites-PA 592A, Inverse Floater, 8.534%,
     7/1/2011** (b)                                  4,195,000       4,793,039
   Rites-PA 592B, Inverse Floater, 8.534%,
     7/1/2012** (b)                                    805,000         905,384
  Rites-PA 598A, AMT, Inverse Floater, 9.78%,
    7/1/2013**                                         930,000       1,107,481
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Rites-PA 598B, AMT, Inverse Floater, 9.78%,
    7/1/2014**                                         995,000       1,176,209
  Rites-PA 598C, AMT, Inverse Floater, 9.78%,
    7/1/2015**                                       1,065,000       1,247,605
  Rites-PA 598D, AMT, Inverse Floater, 10.034%,
    7/1/2016**                                         925,000       1,085,478
  Rites-PA 598E, AMT, Inverse Floater, 10.034%,
    7/1/2017**                                         775,000         902,906
  Rites-PA 598F, AMT, Inverse Floater, 5.39%,
    7/1/2018**                                       1,310,000       1,345,802
  Series 1998 A, 5.75%, 7/1/2011                     2,000,000       2,196,360
  Series 1988 D, 5%, 7/1/2028                        3,000,000       2,921,190
  Series II-R-77-A, 8.49%, Inverse Floater,
    1/1/2014**                                       2,000,000       2,212,820
  Series II-R-77-B, 8.49%, Inverse Floater,
    1/1/2015**                                       1,500,000       1,639,830
   Series II-R-77-C, 8.49%, Inverse Floater,
     1/1/2016** (d)                                  1,500,000       1,608,015
  Special Facilities-- USAir Project, AMT,
    Series 1996 A, 5.5%, 9/1/2006 (b)                  640,000         692,160
  Tax Exempt Receipts, Step-up Coupon, 0% to
    7/1/2003, 13% to 7/1/2013                        1,000,000       1,370,810
  USAir Private Jet, Series 1996 A, AMT, 5.75%,
    9/1/2016                                         1,000,000       1,045,480
Massachusetts State Turnpike Authority:
  Capital Appreciation, Series 1997 C, Zero
    Coupon, 1/1/2021 (b)                             5,000,000       1,822,400
  MET Highway Systems Revenue, SR-Series A,
    5.125%, 1/1/2023 (b)                             5,000,000       4,981,000
Massachusetts State Water Pollution Abatement
  Trust:
  MWRA Loan Program, Series A, 6%, 8/1/2019          4,000,000       4,578,480
  Pool Loan Program, Series 5, 5.5%, 8/1/2012        2,325,000       2,544,248
  Pool Program Bonds, Series 6, 5.625%, 8/1/2015     4,710,000       5,126,270
  Pool Loan Program Bonds, Series 2001-7, 5.25%,
    2/1/2014                                         5,000,000       5,313,650
  Prerefunded, Series 1995-2, 5.7%, 2/1/2015 (c)     1,115,000       1,232,253
  Prerefunded, Series 1998 A, ETM, 5.25%,
    8/1/2013*** (c)                                  3,110,000       3,380,228
  Series 1998 A, 5.25%, 2/1/2013                     1,000,000       1,084,040
  Series 1998 A, 5.25%, 8/1/2013                       390,000         413,342
  Series 1999, Inverse Floater, 9.47%, 8/1/2011**    5,500,000       6,967,730
  Unrefunded Balance, Series 1995-2, 5.7%,
    2/1/2015                                            35,000          36,916
Massachusetts State Water Resource Authority:
  Series 1992 A, 6.5%, 7/15/2009                    15,000,000      17,571,750
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Series 1992 A, 6.5%, 7/15/2019                     3,000,000       3,603,420
  Series 2000 A, 6%, 8/1/2012                        2,485,000       2,852,407
  Series 2000 A, 6%, 8/1/2013 (b)                    1,000,000       1,140,650
  Series 2000 D, 5.5%, 8/1/2011 (b)                  6,675,000       7,422,266
Middleborough, MA, General Obligation:
  Series 1992 A, 5.25%, 1/15/2018 (b)                1,515,000       1,567,904
  Series 1992 A, 5.25%, 1/15/2019 (b)                1,470,000       1,510,513
  Series 1999 A, 5.25%, 1/15/2017 (b)                1,525,000       1,589,569
Nantucket, MA, General Obligation:
  Series 1991, 6.8%, 12/1/2011                       1,000,000       1,027,880
  Series 1997, 5%, 7/15/2017 (b)                     1,000,000       1,015,740
Narragansett, MA, Regional School District,
  General Obligation, 6.5%, 6/1/2012 (b)             1,145,000       1,361,588
Northhampton, MA, General Obligation, 5.5%,
  6/15/2013 (b)                                      1,080,000       1,185,278
Plymouth, MA, General Obligation:
  Series 2000 5.75%, 10/15/2015 (b)                  1,900,000       2,118,329
  Series 2000 5.75%, 10/15/2016 (b)                  1,725,000       1,910,903
Rail Connections Inc., Massachusetts Revenue,
  Rte. 128 Parking Garage:
  Series 1999 A, 5.4%, 7/1/2010                      1,000,000       1,121,150
  Series 1999 A, 6%, 7/1/2012                          250,000         290,283
  Series 1999 A, 6%, 7/1/2014                          250,000         290,283
  Series 1999 B, Zero Coupon, 7/1/2015                 750,000         383,745
  Series 1999 B, Zero Coupon , 7/1/2016              1,025,000         490,719
  Series A, 5.3%, 7/1/2009                             705,000         775,190
  Series B, Zero Coupon, 7/1/2017                    1,000,000         447,650
Route 3 North Transportation Improvement
  Association, Massachusetts Lease, Revenue Bond:
  Series 2000, 5.75%, 6/15/2012 (b)                  1,105,000       1,235,246
  Series 2000, 5.75%, 6/15/2013 (b)                  2,500,000       2,773,425
  Series 2000, 5.75%, 6/15/2016 (b)                  4,910,000       5,327,743
Springfield, MA, Municipal Purpose Loan, General
  Obligation:
  5.5%, 8/1/2015                                     1,505,000       1,641,383
  5.5%, 8/1/2016                                     1,685,000       1,823,659
  Series 1996, 6.25%, 8/1/2006 (b)                   1,000,000       1,135,020
Springfield, MA, General Obligation, Series
  1999, 6%, 10/1/2014 (b)                            1,955,000       2,182,914
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
State of Massachusetts, Revenue Bond, Federal
  Highway, Series 1998A, Zero Coupon, 12/15/2014     9,000,000       4,796,370
Tantasqua, MA, Regional School District, General
  Obligation:
  Series 2000, 5.625%, 8/15/2012 (b)                 2,580,000       2,895,431
  Series 2000, 5.625%, 8/15/2013 (b)                 2,575,000       2,869,426
  Series 2000, 5.625%, 8/15/2014 (b)                 2,575,000       2,851,220
University of Massachusetts, Building Authority
  Project Revenue:
  Series 2, 5.5%, 11/1/2011 (b)                      1,175,000       1,300,161
  Series 2, 5.5%, 11/1/2012 (b)                      2,465,000       2,707,926
  Series 2, 5.5%, 11/1/2013 (b)                      1,515,000       1,651,153
  Series 2, 5.5%, 11/1/2015 (b)                      1,185,000       1,271,197
  Series 2, 5.5%, 11/1/2016 (b)                      1,250,000       1,331,325
  Series 1995 B, 6.625%, 5/1/2009                    2,415,000       2,837,649
  Series 1995 B, 6.625%, 5/1/2010                    2,575,000       3,056,087
  Series 1995 B, 6.75%, 5/1/2011                     2,745,000       3,315,740
  Series 1995 B, 6.875%, 5/1/2014                    1,300,000       1,604,889
Westfield, MA, General Obligation, 6.5%,
  5/1/2013 (b)                                       1,170,000       1,382,156
Westford, MA, General Obligation:
  Series 2000, 5.125%, 4/1/2017 (b)                  1,150,000       1,184,960
  Series 2000, 5.75%, 4/1/2012 (b)                   1,140,000       1,281,588
Worcester, MA, General Obligation:
  5.625%, 8/15/2012                                  2,560,000       2,862,822
  5.625%, 8/15/2013                                  2,625,000       2,914,800
  5.625%, 8/15/2015                                    705,000         772,398
  Series 1991, Prerefunded 5/15/2002, 6.9%,
    5/15/2005 (b) (c)                                1,850,000       1,942,334
  Series 1991, Prerefunded 5/15/2002, 6.9%,
    5/15/2006 (b) (c)                                1,500,000       1,574,865
  Series 2001 A, 5.5%, 8/15/2016                     1,285,000       1,371,602
--------------------------------------------------------------------------------

Puerto Rico
--------------------------------------------------------------------------------
Puerto Rico Commonwealth, 5.5%, 7/1/2015             2,500,000       2,799,275
Puerto Rico Highway and Transportation
  Authority, Highway Revenue, Series 1996 Y,
  6.25%, 7/1/2014                                    2,000,000       2,374,320
--------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $451,617,351)          488,629,776
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $451,617,351) (a)       488,629,776
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of September 30, 2001.

*** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

(a) The cost for federal income tax purposes was $451,617,351. At September 30, 2001, net unrealized appreciation for all securities based on tax cost was $37,012,425. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,937,885 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $925,460.

(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

(c) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(d) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at September 30, 2001 amounted to $9,742,863, which represents 1.96% of net assets. Information concerning such restricted securities at September 30, 2001 is as follows:

                                                        Acquisition
Security                                                   Date        Cost ($)
--------------------------------------------------------------------------------
Massachusetts State Industrial Finance Agency, Solid
   Waste Disposal, Peabody Monofil Project, Series
   1994, 9%, 9/1/2005                                   12/30/1994     2,485,000
--------------------------------------------------------------------------------
Massachusetts State Port Authority Revenue, Rites-PA
   Series II-R-77-C, 8.49%, 1/1/2016                     8/14/2001     1,630,470
--------------------------------------------------------------------------------
Massachusetts State, Grant Anticipation Notes, Series
   A, 5.5%, 12/15/2013                                   8/27/2001     5,586,700
--------------------------------------------------------------------------------

    AMT: Subject to alternative minimum tax



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $451,617,351)          $   488,629,776
--------------------------------------------------------------------------------
Cash                                                                   2,592,439
--------------------------------------------------------------------------------
Receivable for investments sold                                          100,000
--------------------------------------------------------------------------------
Interest receivable                                                    7,271,091
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                          254,163
--------------------------------------------------------------------------------
Total assets                                                         498,847,469
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                        398,321
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         160,942
--------------------------------------------------------------------------------
Accrued management fee                                                   254,456
--------------------------------------------------------------------------------
Other accrued expenses and payables                                       69,195
--------------------------------------------------------------------------------
Total liabilities                                                        882,914
--------------------------------------------------------------------------------
Net assets, at value                                             $   497,964,555
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:                                                    92,905
Undistributed net investment income
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             37,012,425
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (4,401,096)
--------------------------------------------------------------------------------
Paid-in capital                                                      465,260,321
--------------------------------------------------------------------------------
Net assets, at value                                             $   497,964,555
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($1,554,012 / 107,192 outstanding shares of beneficial
interest, $.01 par value, unlimitednumber of shares
authorized)                                                      $         14.50
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($494,404,412 / 34,094,327 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         14.50
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($1,375,456 / 94,854 outstanding shares of beneficial
interest, $.01 par value, unlimited number of
shares authorized)                                               $         14.50
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $14.50)         $         15.18
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge) ($503,236 / 34,715 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         14.50
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($127,439 / 8,786
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         14.50
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Interest                                                         $    13,833,093
--------------------------------------------------------------------------------
Expenses:
Management fee                                                         1,443,664
--------------------------------------------------------------------------------
Administrative fee                                                       369,585
--------------------------------------------------------------------------------
Distribution services fees                                                 1,238
--------------------------------------------------------------------------------
Trustees' fees and expenses                                                6,021
--------------------------------------------------------------------------------
Other                                                                      8,254
--------------------------------------------------------------------------------
Total expenses, before expense reductions                              1,828,762
--------------------------------------------------------------------------------
Expense reductions                                                       (3,107)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                               1,825,655
--------------------------------------------------------------------------------
Net investment income                                                 12,007,438
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                              1,519,013
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                            4,322,189
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             5,841,202
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $    17,848,640
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                Six Months Ended
                                                  September 30,     Year Ended
Increase (Decrease) in Net Assets               2001 (Unaudited)  March 31, 2001
--------------------------------------------------------------------------------
Operations:
Net investment income                           $    12,007,438  $    21,827,373
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          1,519,013          565,758
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period            4,322,189       23,206,048
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      17,848,640       45,599,179
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                           (24,408)          (4,508)
--------------------------------------------------------------------------------
  Class S                                          (11,878,279)     (21,822,865)
--------------------------------------------------------------------------------
  Class A                                               (8,789)               --
--------------------------------------------------------------------------------
  Class B                                               (2,043)               --
--------------------------------------------------------------------------------
  Class C                                               (1,014)               --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            57,998,022      105,427,022
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization               --       73,134,503
--------------------------------------------------------------------------------
Reinvestment of distributions                         8,303,179       13,203,132
--------------------------------------------------------------------------------
Cost of shares redeemed                            (62,913,156)    (101,861,479)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    3,388,045       89,903,178
--------------------------------------------------------------------------------
Increase (decrease) in net assets                     9,322,152      113,674,984
--------------------------------------------------------------------------------
Net assets at beginning of period                   488,642,403      374,967,419
--------------------------------------------------------------------------------
Net assets at end of period                     $   497,964,555  $   488,642,403
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
                                                              2001^b,^c   2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                           $14.32   $13.71
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                           .35      .34
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment           .18      .61
  transactions
--------------------------------------------------------------------------------
  Total from investment operations                                .53      .95
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                         (.35)    (.34)
--------------------------------------------------------------------------------
Net asset value, end of period                                 $14.50   $14.32
--------------------------------------------------------------------------------
Total Return (%)                                               3.83**   6.92**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                              2        1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                            .75*     .76*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                              4.87*    4.95*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                       26*       34
--------------------------------------------------------------------------------

^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.

^b  For the six months ended September 30, 2001 (Unaudited).

^c As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income by $.001, decrease net realized and unrealized gains and losses per share by $.001, and increase the ratio of net investment income to average net assets from 4.85% to 4.87%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

*   Annualized

**  Not annualized

Class S

--------------------------------------------------------------------------------
 Years Ended March 31,      2001^a,^c   2001     2000     1999    1998     1997
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning
of period                    $14.33   $13.61   $14.35   $14.34  $13.72   $13.70
--------------------------------------------------------------------------------
Income (loss) from
investment operations:
  Net investment income         .35      .69      .69      .69     .70      .70
--------------------------------------------------------------------------------
  Net realized and
  unrealized gain (loss) on
  investment transactions       .17      .72    (.72)      .06     .62      .02
--------------------------------------------------------------------------------
  Total from investment
  operations                    .52     1.41    (.03)      .75    1.32      .72
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income       (.35)    (.69)    (.69)    (.69)   (.70)    (.70)
--------------------------------------------------------------------------------
  Net realized gains on
  investment transactions        --       --    (.02)    (.05)      --       --
--------------------------------------------------------------------------------
  Total distributions         (.35)    (.69)    (.71)    (.74)   (.70)    (.70)
--------------------------------------------------------------------------------
Net asset value, end of
period                       $14.50   $14.33   $13.61   $14.35  $14.34   $13.72
--------------------------------------------------------------------------------
Total Return (%)             3.69**    10.65    (.13)     5.29    9.82     5.39
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period
($ millions)                    494      488      375      420     374      330
--------------------------------------------------------------------------------
Ratio of expenses before
expense reductions (%)         .75*    .76^b      .74      .73     .76      .76
--------------------------------------------------------------------------------
Ratio of expenses after
expense reductions (%)         .75*    .75^b      .74      .73     .76      .76
--------------------------------------------------------------------------------
Ratio of net investment
income (%)                    4.87*     4.97     5.03     4.76    4.97     5.12
--------------------------------------------------------------------------------
Portfolio turnover rate (%)     26*       34       39       11       8       12
--------------------------------------------------------------------------------

^a  For the six months ended September 30, 2001 (Unaudited).

^b The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were .75% and .75%, respectively.

^c As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. The effect of this change for the six months ended September 30, 2001 was to increase net investment income by $.001, decrease net realized and unrealized gains and losses per share by $.001, and increase the ratio of net investment income to average net assets from 4.85% to 4.87%. Per share, ratios and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

*   Annualized ** Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Massachusetts Tax-Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 18, 2001, the Fund commenced offering additional shares: Class A, Class B and Class C. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are designed for members of AARP. Class S and Class AARP shares are not subject to initial or contingent deferred sales charges. Class S shares are generally not available to new investors. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees/Directors of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotation or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees/Directors.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $4,570,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008 ($3,440,000) and March 31, 2009 ($1,130,000), the respective expiration dates, whichever occurs first.

In addition, the Fund inherited approximately $326,000 of capital losses from its merger (see Note F) with Scudder Massachusetts Limited Term Tax Free Fund, which may be applied against any realized net taxable capital gains in future years or until March 31, 2003 ($97,000), March 31, 2005 ($24,000) and March 31,
2007 ($205,000), the respective dates, whichever occurs first, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended September 30, 2001, purchases and sales of municipal securities (excluding short-term investments) aggregated $65,538,288 and $63,953,772, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $400,000,000 of average daily net assets, 0.525% of the next $600,000,000 of such net assets and 0.50% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2001, the fees pursuant to the Management Agreement amounted to $1,443,664, which was equivalent to an annualized effective rate of 0.59% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended September 30, 2001, was equal to an annualized effective rate of 0.15% and 0.15%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class A, Class B and Class C for the period June 18, 2001 (commencement of sales) through September 30, 2001 was equal to an annualized effective rate of 0.175%, 0.225% and 0.20%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Administrative Fee                               Total Aggregated       2001
--------------------------------------------------------------------------------
Class AARP                                       $        755     $         40
--------------------------------------------------------------------------------
Class S                                               368,384           45,484
--------------------------------------------------------------------------------
Class A                                                   306              148
--------------------------------------------------------------------------------
Class B                                                   106               55
--------------------------------------------------------------------------------
Class C                                                    34                4
--------------------------------------------------------------------------------
                                                 $    369,585     $     45,731
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 18, 2001 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Distribution Fee                                 Total Aggregated       2001
--------------------------------------------------------------------------------
Class B                                          $        390     $        221
--------------------------------------------------------------------------------
Class C                                                   183               70
--------------------------------------------------------------------------------
                                                 $        573     $        291
--------------------------------------------------------------------------------

In addition, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period June 18, 2001 (commencement of sales) through September 30, 2001, the Service Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Service Fee                                      Total Aggregated       2001
--------------------------------------------------------------------------------
Class A                                          $        474     $        248
--------------------------------------------------------------------------------
Class B                                                   130               74
--------------------------------------------------------------------------------
Class C                                                    61               19
--------------------------------------------------------------------------------
                                                 $        665     $        341
--------------------------------------------------------------------------------

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions retained by SDI in connection with the distribution of the Class A shares for the period June 18, 2001 (commencement of sales) through September 30, 2001 were $2,161.

In addition, SDI receives a contingent deferred sales charge ("CDSC") for Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the period June 18, 2001 (commencement of sales) through September 30, 2001, there was no CDSC for Class B and C.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced for custodian credits earned by $3,107.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Acquisition of Assets

On July 28, 2000, the Fund acquired all the net assets of Scudder Massachusetts Limited Term Tax Free Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 5,330,504 shares of the Fund for 6,136,017 shares of Scudder Massachusetts Limited Term Tax Free Fund outstanding on July 28, 2000. Scudder Massachusetts Limited Term Tax Free Fund's net assets at that date ($73,134,503), including $381,072 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $389,897,734. The combined net assets of the Fund immediately following the acquisition were $463,032,237.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:


                        Six Months Ended                    Year Ended
                       September 30, 2001                 March 31, 2001
--------------------------------------------------------------------------------
                     Shares         Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            58,620    $    847,160        68,431**     $  977,034**
--------------------------------------------------------------------------------
Class S            3,866,529      55,165,366    7,558,940***     104,449,988***
--------------------------------------------------------------------------------
Class A*              94,407       1,360,017              --               --
--------------------------------------------------------------------------------
Class B*              34,631         500,279              --               --
--------------------------------------------------------------------------------
Class C*               8,724         125,200              --               --
--------------------------------------------------------------------------------
                                $ 57,998,022                     $105,427,022
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S                   --    $         --       5,330,504     $ 73,134,503
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP               953    $     13,666           159**     $    2,256**
--------------------------------------------------------------------------------
Class S              578,186       8,280,900      950,668***     13,200,876***
--------------------------------------------------------------------------------
Class A*                 447           6,488              --               --
--------------------------------------------------------------------------------
Class B*                  84           1,224              --               --
--------------------------------------------------------------------------------
Class C*                  62             901              --               --
--------------------------------------------------------------------------------
                                $  8,303,179                     $ 13,203,132
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP          (14,021)    $  (199,171)       (6,950)**     $ (99,569)**
--------------------------------------------------------------------------------
Class S          (4,385,647)    (62,713,985)    (7,364,492)***  (101,761,910)***
--------------------------------------------------------------------------------
Class A*                  --              --              --               --
--------------------------------------------------------------------------------
Class B*                  --              --              --               --
--------------------------------------------------------------------------------
Class C*                  --              --              --               --
--------------------------------------------------------------------------------
                                $(62,913,156)                    $(101,861,479)
--------------------------------------------------------------------------------

                        Six Months Ended                    Year Ended
                       September 30, 2001                 March 31, 2001
--------------------------------------------------------------------------------
                     Shares         Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            45,552    $    661,655        61,640**     $  879,721**
--------------------------------------------------------------------------------
Class S               59,068         732,281    6,475,620***     89,023,457***
--------------------------------------------------------------------------------
Class A*              94,854       1,366,505              --               --
--------------------------------------------------------------------------------
Class B*              34,715         501,503              --               --
--------------------------------------------------------------------------------
Class C*               8,786         126,101              --               --
--------------------------------------------------------------------------------
                                $  3,388,045                     $ 89,903,178
--------------------------------------------------------------------------------

* For the period from June 18, 2001 (commencement of sales of Class A, Class B and Class C shares) to September 30, 2001.

** For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.

*** On July 28, 2000, existing shares of the Fund were redesignated as Class S.

H. Change In Accounting Principle

As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to April 1, 2001, the Fund did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $147,460 increase in cost of securities and a corresponding $147,460 decrease in net unrealized appreciation, based on securities held by the Fund on April 1, 2001.

The effect of this change for the six months ended September 30, 2001, was to increase net investment income by $39,412, decrease unrealized appreciation by $27,865, and decrease net realized gains by $11,547. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*                         Philip G. Condon*
   President and Trustee                      Vice President

Henry P. Becton, Jr.                       William F. Glavin, Jr.*
   Trustee; President, WGBH                   Vice President
   Educational Foundation
                                           Ashton P. Goodfield*
Dawn-Marie Driscoll                           Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,           James E. Masur*
   Center for Business Ethics,                Vice President
   Bentley College
                                           Howard S. Schneider*
Edgar R. Fiedler                              Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The                Rebecca L. Wilson*
   Conference Board, Inc.                     Vice President

Keith R. Fox                               John Millette*
   Trustee; General Partner,                  Vice President and Secretary
   The Exeter Group of Funds
                                           Kathryn L. Quirk*
Jean Gleason Stromberg                        Vice President and Assistant
   Trustee; Consultant                        Secretary

Jean C. Tempel                             John R. Hebble*
   Trustee; Managing Director,                Treasurer
   First Light Capital, LLC
                                           Thomas Lally*
Steven Zaleznick                              Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP                 Brenda Lyons*
   Services, Inc.                             Assistant Treasurer

Eleanor R. Brennan*                        Caroline Pearson*
   Vice President                             Assistant Secretary

Thomas V. Bruns*
   Vice President


*   Zurich Scudder Investments, Inc.

Investment Products and Services
----------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------
 Scudder Funds
----------------------------------------------------------------------------------------

Core                                         Income

   Scudder Balanced Fund                        Scudder GNMA Fund
   Scudder Growth and Income Fund               Scudder High-Yield Opportunity Fund
   Scudder S&P 500 Index Fund                   Scudder Income Fund
   Scudder Select 500 Fund                      Scudder Short-Term Bond Fund
   Scudder Small Company Stock Fund
                                             Tax-Free Income
Growth
                                                Scudder California Tax-Free Income Fund*
   Scudder 21st Century Growth Fund             Scudder High-Yield Tax-Free Fund
   Scudder Capital Growth Fund                  Scudder Managed Municipal Bonds
   Scudder Development Fund                     Scudder Massachusetts Tax-Free Fund
   Scudder Large Company Growth Fund            Scudder Medium-Term Tax-Free Fund
   Scudder Select 1000 Growth Fund              Scudder New York Tax-Free Income Fund*

Value                                        Money Market

   Scudder Dividend & Growth Fund               Scudder Cash Investment Trust
   Scudder Large Company Value Fund             Scudder Money Market Series:
   Scudder Small Company Value Fund*              Prime Reserve Shares
                                                  Premium Shares
Sector                                            Managed Shares
                                                Scudder Tax-Free Money Fund
   Scudder Gold Fund                            Scudder U.S. Treasury Money Fund
   Scudder Health Care Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

Global/International

   Scudder Emerging Markets Growth Fund
   Scudder Emerging Markets Income Fund
   Scudder Global Fund
   Scudder Global Bond Fund
   Scudder Global Discovery Fund
   Scudder Greater Europe Growth Fund
   Scudder International Fund
   Scudder Latin America Fund
   Scudder Pacific Opportunities Fund
   The Japan Fund, Inc.*
----------------------------------------------------------------------------------------

*   Class S shares only

----------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
----------------------------------------------------------------------------------------

Retirement Programs                             Education Accounts

   Traditional IRA                                 Education IRA
   Roth IRA                                        UGMA/UTMA
   SEP-IRA                                         IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities







----------------------------------------------------------------------------------------
 Closed-End Funds
----------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                     Scudder High Income Trust
   The Brazil Fund, Inc.                        Scudder Intermediate Government Trust
   The Korea Fund, Inc.                         Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.    Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.        Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                  Scudder Municipal Income Trust

--------------------------------------------------------------------------------

Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
----------------------------------------------------------------------------------


For shareholders of Scudder funds including those in the AARP Investment Program
----------------------------------------------------------------------------------

 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to
                      regularly purchase fund shares and "dollar cost average" --
                      buy more shares when the fund's price is lower and fewer
                      when it's higher, which can reduce your average purchase
                      price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks
                      -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and
                          does not assure a profit or protect against loss in
                          declining markets. Investors should consider their
                          ability to continue such a plan through periods of low
                          price levels.
----------------------------------------------------------------------------------

   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Scudder's Web sites allow you to view your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

                      The sites also provide prospectuses and applications for
                      all Scudder funds, blank forms, interactive worksheets,
                      news about Scudder funds, subscription to fund updates by
                      e-mail, retirement planning information, and more.
----------------------------------------------------------------------------------



                                       36

----------------------------------------------------------------------------------

   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
----------------------------------------------------------------------------------

           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
----------------------------------------------------------------------------------

 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
----------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


Two International Place
Boston, MA 02110-4103


A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                   INVESTMENTS




      Scudder Massachusetts
      Tax-Free Fund

--------------------------------------------------------------------------------
                                         Classes A, B and C
--------------------------------------------------------------------------------


                                         Semiannual Report
                                         September 30, 2001






      The fund seeks income that is exempt from Massachusetts personal and regular federal income taxes.

Contents
--------------------------------------------------------------------------------

   3    Performance Summary

   6    Economic Overview

   8    Portfolio Management Review

  11    Portfolio Summary

  12    Investment Portfolio

  20    Financial Statements

  24    Financial Highlights

  27    Notes to Financial Statements

  35    Officers and Trustees

  36    Investment Products and Services

  38    Account Management Resources



Scudder Massachusetts Tax-Free Fund              Nasdaq Symbol     CUSIP Number
--------------------------------------------------------------------------------
Class A                                              SQMAX          811184-803
--------------------------------------------------------------------------------
Class B                                              SQMBX          811184-886
--------------------------------------------------------------------------------
Class C                                              SQMCX          811184-878
--------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $325 billion in assets for individuals, corporate clients, retirement and pension plans, and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                           September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Average Annual Total Returns (Unadjusted for Sales Charge)
--------------------------------------------------------------------------------
Scudder Massachusetts Tax-Free
Fund                               6-Month   1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A(a)                           3.53%   10.56%     4.56%    5.97%     6.89%
--------------------------------------------------------------------------------
Class B(a)                           3.14%    9.71%     3.74%    5.13%     6.04%
--------------------------------------------------------------------------------
Class C(a)                           3.20%    9.79%     3.78%    5.16%     6.07%
--------------------------------------------------------------------------------
Lehman Brothers Municipal Bond
Index++
--------------------------------------------------------------------------------

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:
9/30/01                                 $   14.50      $   14.50     $   14.50
--------------------------------------------------------------------------------
Commencement of sales (6/18/2001)       $   14.29      $   14.29     $   14.29
--------------------------------------------------------------------------------
Distribution Information

For the period June 18, 2001 (commencement of sales) to September 30, 2001:

   Income Dividends                     $     .19      $     .16     $     .16
--------------------------------------------------------------------------------
September Income Dividend               $    .055      $    .045     $    .045
--------------------------------------------------------------------------------
SEC 30-day Yield+                          3.63%         3.02%          3.02%
--------------------------------------------------------------------------------
Current Annualized Distribution Rate+      4.94%         4.05%          4.05%
--------------------------------------------------------------------------------
Tax Equivalent Yield+                      6.31%         5.25%          5.25%
--------------------------------------------------------------------------------

+ Current annualized distribution rate is the latest monthly dividend as an annualized percentage of net asset value on September 30, 2001. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The SEC yield is net investment income per share earned over the month ended September 30, 2001, shown as an annualized percentage of the net asset value on that date. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. Tax equivalent yield is based on the Fund's yield and a marginal income tax rate of 42.51% (combined Massachusetts state and federal income tax rate). Yields and distribution rates are historical and will fluctuate.

--------------------------------------------------------------------------------
 Class S Lipper Rankings -- Massachusetts Municipal Debt Funds Category
--------------------------------------------------------------------------------
                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                      15      of      55           27
--------------------------------------------------------------------------------
3-Year                                       4      of      50            8
--------------------------------------------------------------------------------
5-Year                                       5      of      45           11
--------------------------------------------------------------------------------
10-Year                                      1      of      17            6
--------------------------------------------------------------------------------

Rankings are historical and do not guarantee future results. Ranking are for Class S; rankings for share classes may vary.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment^(b) (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

             Scudder Massachusetts  Lehman Brothers
             Tax-Free Fund          Municipal Bond
             -- Class A             Index++

       '91         9550               10000
       '92        10675               11045
       '93        12297               12454
       '94        11852               12150
       '95        13134               13510
       '96        13912               14325
       '97        15036               15620
       '98        16260               16981
       '99        15981               16862
       '00        16813               17900
       '01        18588               19759


                        Yearly periods ended September 30
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Comparative Results (Adjusted for Sales Charge)
--------------------------------------------------------------------------------

Scudder Massachusetts Tax-Free Fund          1-Year    3-Year   5-Year   10-Year
--------------------------------------------------------------------------------
Class A^(c)            Growth of $10,000     $10,559  $10,917   $12,760  $18,588
                       ---------------------------------------------------------
                       Average annual
                       total return           5.59%    2.97%     5.00%    6.40%
--------------------------------------------------------------------------------
Class B^(c)            Growth of $10,000     $10,671  $10,971   $12,740  $17,971
                       ---------------------------------------------------------
                       Average annual
                       total return  l         6.71%    3.14%     4.96%    6.04%
--------------------------------------------------------------------------------
Class C^(c)            Growth of $10,000     $10,979  $11,177   $12,863  $18,025
                       ---------------------------------------------------------
                       Average annual
                       total return           9.79%    3.78%     5.16%    6.07%
--------------------------------------------------------------------------------
Lehman Brothers        Growth of $10,000     $11,040  $11,640   $13,795  $19,759
Municipal Bond Index++ ---------------------------------------------------------
                       Average annual
                       total return          10.40%    5.19%     6.65%    7.05%
--------------------------------------------------------------------------------

The growth of $10,000 is cumulative.

^(a) On June 18, 2001 the fund began offering additional classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

^(b) The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

^(c) On June 18, 2001 the fund began offering additional shares, namely Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Massachusetts Tax-Free Fund during such periods and have been adjusted to reflect the higher gross annual operating expenses and the current applicable sales charge of each specific class. Returns for Class A reflect the current maximum initial sales charge of 4.50%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for sales charges, but redemptions within one year of purchase may be subject to a CDSC of 1%. The difference in expenses will affect performance.

++ The unmanaged Lehman Brothers Municipal Bond Index is a market-value-weighted measure of municipal bonds issued across the United States. Index issues have a credit rating of at least Baa and a maturity of at least two years. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. Returns and rankings may differ by share classes.

It is the policy of Scudder's tax-free funds not to invest in taxable issues. However, a small portion of the fund's income may be subject to federal, state, or local tax, and the alternative minimum tax.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Economic Overview
--------------------------------------------------------------------------------




Dear Shareholder:

On the morning of September 11, U.S. economic conditions were uncertain at best, and the terrorist attacks on the World Trade Center and Pentagon only increased the odds of recession. The good news is that policymakers are moving aggressively to provide fiscal and monetary stimulus to keep the economy on track.

Consumers had too much debt and were trying to rein in their spending when the terrorist attacks sapped their confidence, and now they're spending less. Although people will still buy groceries, visit the doctor and pay their kid's tuition, we don't expect total consumption to get back to this last summer's level before the end of 2002. As their customers retrench, business executives will do the same. They already cut capital spending, and will review outlays for the coming months. As a result, we expect the economy to continue its decline until early next spring.

But before stuffing money under the mattress, investors can take heart that at the exact moment the private sector is cutting back, government is stepping up with huge new outlays. What's good about these outlays is that they aren't new programs that will last forever, and the economy will reap the benefits quickly. This stimulus may not prevent two or three quarters of negative growth, but it should shorten the correction process.

Recessions are never welcome, but they force people and businesses to reduce the excesses built up in a boom. As despicable as the terrorist attacks were, individuals and businesses are likely to react by aggressively correcting excesses that have built up over the past several years. That will hurt now but will brighten the medium- to long-term outlook.

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 9/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   2 years ago  1 year ago  6 months ago    Now

Inflation Rate (a)                      2.2        3.4         3.5          2.7
U.S. Unemployment Rate (b)              4.2        3.9         4.3          4.9
Federal Funds Rate (c)                  5.25       6.5         5.25         2.5
Industrial Production (d)               3.7        5.9         0.8         -4.8
Growth Rate of Personal Income (e)      4.5        7.0         6.7          4.8

--------------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.
(b) The percentage of adults out of work and looking for a job.
(c) The interest rate banks charge each other for overnight loans.
(d) Year-over-year percentage change.
(e) Growth rate of individual income from all sources.
    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
--------------------------------------------------------------------------------

We believe Americans will quickly put their houses in order, and by the end of 2002, the stage should be set for another expansion. And because financial markets are forward looking, stock prices may begin to reflect this scenario well before then -- an important point for investors to keep in mind as they evaluate their holdings.

Zurich Scudder Investments, Inc.
Economics Group

The sources, opinions and forecasts expressed are those of the economic advisors of Zurich Scudder Investments, Inc. as of October 1, 2001, and may not actually come to pass.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Massachusetts Tax-Free Fund: A Team Approach to Investing

Scudder Massachusetts Tax-Free Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Philip G. Condon joined the Advisor in 1983 and has had overall responsibility for the fund's day-to-day management and investment strategies since 1989. Mr. Condon has over 22 years of experience in municipal investing and portfolio management.

Portfolio Manager Rebecca L. Wilson joined the Advisor in 1986 and the fund team in 1999. Ms. Wilson has over 15 years of experience in municipal investing.

We are pleased to present you with your first report on Scudder Massachusetts Tax-Free Fund. In the following Q&A, Portfolio Managers Philip Condon and Rebecca Wilson discuss market conditions and the fund's investment strategy since its A, B and C share classes were created on June 18, 2001.

                     Q: How did the municipal bond market perform during the three-month period ending September 30, 2001?

                     A: Municipal bond issues held up relatively well, even in the aftermath of the September 11 events. In the third quarter of 2001, municipal bonds generally outperformed the equity market. While the S&P 500 fell 14.99 percent and the Nasdaq plunged 30.64 percent, the Lehman Municipal Bond Index rose 2.81 percent for the three-month period ending September 30, 2001. As a result, we have seen increased investor interest in municipal bonds.

                     Q: How did Scudder Massachusetts Tax-Free Fund perform in the quarter ending September 30, 2001?

                     A: We have had solid success through our focus on 15-year premium coupon bonds. Scudder Massachusetts Tax-Free Fund delivered 2.86 percent (Class A shares unadjusted for sales charge) for the three-month period ending September 30, 2001, slightly outperforming its typical peer in the Massachusetts municipal debt funds category, which returned
                     2.80 percent, according to Lipper, Inc.

                     Q: How was the fund positioned since its inception on June 18, 2001?

                     A: We were able to outperform our category peers in the third quarter, thanks to our focus on intermediate-term bonds and bonds with call protection features. Massachusetts issues have been relatively stable and demand was strong, particularly for non-general- obligation Massachusetts bonds. Furthermore, since the supply of Massachusetts bonds was quite limited, performance held up well.

                     Within the portfolio we have focused on intermediate-maturity bonds. As the yield curve continued to steepen, particularly in the third quarter, our bets on those intermediate-term bonds were a boon. Call protection also became increasingly important as the economy continued to slow and short-term interest rates fell. Over the course of the period, the Federal Reserve Board markedly slashed short-term interest rates, moving the Federal Funds Rate to
                     2.50 percent by October 2, 2001. Call-protected bonds can not be bought back early by their issuers when interest rates decline. As rates came down, these bonds kept paying the higher yields we had previously locked in, while prices of the bonds rose.

                     Q: What is your outlook for the year ahead, taking into account the September 11 attack on the World Trade Center and the Pentagon.

                     A: We believe municipal bond yields remain attractive relative to Treasury bonds on an after-tax basis, particularly for investors in higher tax brackets. While bond trading was lighter than normal in the aftermath of the destruction of the World Trade Center on September 11, 2001, the market remained open, and there appears to be a consensus that there will be a continued interest in bonds, particularly due to the volatility we've seen in the stock market. Further, municipal bonds continue to be a less volatile investment option. At the same time, the Federal Reserve remains in an easing mode, as cuts to short-term rates are expected before year's end. As a result, we expect the yield curve to remain steep, which should bode well for our positioning in intermediate securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                             September 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Diversification                                        9/30/01        3/31/01
--------------------------------------------------------------------------------

State General Obligations/Lease                            16%            18%
Water and Sewer Revenue                                    16%            17%
Hospital/Health Revenue                                    11%            12%
Higher Education                                            9%            10%
Other General Obligation/Lease                              8%             7%
Sales/Special Tax                                           7%             7%
Port/Airport Revenue                                        5%             4%
Housing Finance Authority                                   3%             4%
Electric Revenue                                            3%             4%
Miscellaneous Municipal                                    22%            17%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Quality                                                9/30/01        3/31/01
--------------------------------------------------------------------------------

AAA*                                                       47%            44%
AA                                                         33%            33%
A                                                           5%             7%
BBB                                                         9%             9%
BB                                                          1%             1%
CCC                                                         1%             1%
Not Rated                                                   4%             5%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Weighted average quality: AA and AA, respectively.

*Includes cash equivalents

--------------------------------------------------------------------------------
 Effective Maturity                                     9/30/01        3/31/01
--------------------------------------------------------------------------------

Less than 1 year                                           10%             2%
1-5 years                                                  13%            25%
5-10 years                                                 51%            45%
10-15 years                                                19%            20%
15 years or greater                                         7%             8%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------

Weighted average effective maturity: 8.5 and 8.5 years, respectively.

Diversification is subject to change.

For more complete details about the fund's investment portfolio, see page 12. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                        as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
 Long-Term Municipal Investments 100.0%
--------------------------------------------------------------------------------

Massachusetts
--------------------------------------------------------------------------------
Bellingham, MA, General Obligation, 5.375%,
  3/1/2015 (b)                                       1,765,000       1,901,876
Boston, MA, General Obligation, Series 1992 A,
  Prerefunded, 7/1/2002, 6.5%, 7/1/2012 (c)          2,320,000       2,442,798
Boston, MA, Industrial Development Financing
  Authority, First Mortgage-- Springhouse
  Project:
  Series 1995, Prerefunded 7/1/2005, 9.25%,
    7/1/2025 (c)                                     2,000,000       2,465,840
  Series 1998, 4.875%, 7/1/2002                        255,000         255,133
  Series 1998, 5.5%, 7/1/2008                        1,020,000         958,973
Chicopee, MA, Electric System Revenue, Series
  1978, ETM, 7.125%, 1/1/2017***                     1,210,000       1,484,404
Haverhill, MA, Unlimited Tax, General
  Obligation, Series 1992 A, Prerefunded
  6/15/2002, 7%, 6/15/2012 (b) (c)                     600,000         632,718
Holliston, MA, General Obligation, 5.5%,
  12/1/2015 (b)                                      1,660,000       1,791,605
Hopkinton, Massachusetts:
  Series 2000, 5.5%, 9/1/2012                        1,735,000       1,934,699
  Series 2000, 5.5%, 9/1/2014                        1,735,000       1,902,011
Ipswich, MA, General Obligation, 5.25%,
  11/15/2017 (b)                                     2,325,000       2,422,232
Massachusetts Bay Transportation Authority:
  Certificate of Participation, 7.75%, 1/15/2006     1,000,000       1,096,640
  General Transportation System:
    Series 1997 C, 6.1%, 3/1/2013                    1,250,000       1,440,750
    Series 1997 B, 6.2%, 3/1/2016                    3,100,000       3,631,154
  Massachusetts Revenue, Special Assessment,
    Series A, 5.75%, 7/1/2011                        4,250,000       4,769,648
  Series 1999 A, 5.25%, 3/1/2018 (b)                 6,870,000       7,073,009
  Series 2000 A, 5.75%, 7/1/2015                     6,405,000       6,995,733
Massachusetts Housing Finance Agency:
  Housing Project Refunding Revenue, Series 1994
    B, 6.05%, 12/1/2009 (b)                          3,000,000       3,208,320
  Residential Development, Series 1992 C,
    6.875%, 11/15/2011                              10,250,000      10,650,673
Massachusetts Municipal Wholesale Electric
  Company, Power Supply System Revenue:
  Series 1992 A, 6.75%, 7/1/2006                     2,855,000       2,993,667
  Series 1992 B, 6.75%, 7/1/2008                     9,000,000       9,437,130
  Series 1992 C, 6.625%, 7/1/2010 (b)                1,000,000       1,047,640
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
Massachusetts State, Grant Anticipation Notes,
  Series A, 5.5%, 12/15/2013 (d)                     5,000,000       5,562,600
Massachusetts State Water Pollution Abatement
  Trust:
  Pool Loan Program, Series 4, 5.125%, 8/1/2013      2,000,000       2,101,400
  Series 5, 5.375%, 8/1/2027                         4,775,000       4,884,921
Massachusetts State Water Resource Authority:
  5.25%, 12/1/2015                                   6,050,000       6,537,872
  General Obligation, Series 1998 A, 5.5%,
    8/1/2013                                         1,445,000       1,603,791
  General Obligation, Series C, 5.25%, 12/1/2015     4,030,000       4,341,761
  Series 2000 A, 6%, 8/1/2014                        1,400,000       1,585,794
Massachusetts State Development Agency Revenue,
  Massachusetts Biomedical Research:
  Series C, 6.25%, 8/1/2013                          2,180,000       2,412,257
  Series C, 6.375%, 8/1/2014                         1,000,000       1,105,560
Massachusetts State Development Financial Agency
  Revenue:
  First Mortgage Edgecombe Project, Series A,
    6.75%, 7/1/2021                                    655,000         677,486
  Health Care Facilities, Series 1999 A, 7.1%,
    7/1/2032                                         4,000,000       3,892,320
  Higher Education, Series 2000, 5.75%, 7/1/2012       500,000         561,895
  Higher Education, Series 2000, 5.75%, 7/1/2015     1,265,000       1,388,338
  Western New England College, 5.75%, 7/1/2012
    (b)                                              1,110,000       1,256,909
Massachusetts State General Obligation:
  Rites-PA 721A, Inverse Floater, 9.113%,
    6/1/2009**                                       5,000,000       6,226,900
  Rites-PA 721B, Inverse Floater, 9.245%,
    6/1/2011**                                      10,620,000      13,428,778
  Rites-PA 647, Inverse Floater, 9.628%,
    11/1/2010**                                      2,000,000       2,606,220
  Rites-PA 798, Inverse Floater 9.242%,
    12/15/2013**                                     5,000,000       6,169,450
  Consolidated Loan, Series 1991 A, 7.5%,
    6/1/2004                                        12,400,000      13,320,700
  Consolidated Loan, Series C, 5.75%, 10/1/2013      5,000,000       5,562,400
  Hynes Convention Center, Zero Coupon, 9/1/2004     2,000,000       1,828,420
  Series 1990 C, ETM, Zero Coupon, 12/1/2004***      7,505,000       6,860,095
  Series 1992 A, Prerefunded 06/01/2002, 9.51%,
    6/1/2008 (c)                                       330,000         343,002
  Series 1992 B, 6.5%, 8/1/2008                      5,400,000       6,272,910
  Series 1998 B, 5%, 4/1/2016 (b)                    4,000,000       4,090,400
  Series 1999 B, 5%, 5/1/2019                        3,000,000       3,007,800
  Series C, 6%, 8/1/2009                             2,000,000       2,286,380
  Series C, Zero Coupon, 12/1/2004                     910,000         826,617
  Series 1996 A, Inverse Floater, 9.51%,
    6/28/2008**                                      5,000,000       6,442,000
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Series II-R-100-B, 8.29%, 12/1/2016                5,000,000       5,569,250
Massachusetts State Grant Anticipation Notes,
  Revenue:
  Series 1998 A, 5.25%, 12/15/2012                   7,050,000       7,683,090
  Series A , 5.5%, 6/15/2014                         7,000,000       7,510,930
Massachusetts State Health & Education
  Facilities Revenue Healthcare System, Series
  C, 5.75%, 7/1/2032                                 8,000,000       8,181,520
Massachusetts State Health & Educational
  Facilities Authority Revenue:
  Berkshire Health System, Series 1994 C, 5.9%,
    10/1/2011                                          800,000         807,544
  Cape Cod Health Care, Series 1998 B, 5.25%,
    11/15/2013                                       1,365,000       1,301,869
  Cape Cod Health Care, Series B, 5.45%,
    11/15/2023                                         650,000         588,062
  Community College Program, Series 1992 A,
    Prerefunded 10/1/2002, 6.5%, 10/1/2009 (c)       1,000,000       1,062,680
  Cooley Dickson Hospital Inc., Series 1993 A,
    Prerefunded to 5/15/2003, 7.125%, 11/15/2018
    (c)                                              1,890,000       2,058,172
  Caritas Christi Obligation, Series 1999A,
    5.625%, 7/1/2020                                 4,000,000       3,924,680
  Harvard University, Series Z, 5.75%, 1/15/2013     6,000,000       6,786,000
  Massachusetts General Hospital, Series 1992 F,
    6.25%, 7/1/2012                                  5,000,000       5,774,450
  Medical, Academic & Scientific:
    Series 1995 A, 6.1%, 1/1/2002                      500,000         503,270
    Series 1995 B, 6.5%, 1/1/2009                    5,000,000       5,283,550
  Melrose-Wakefield, Series 1996 C, Prerefunded
    7/1/2006, 6%, 7/1/2012 (c)                       1,000,000       1,138,620
  Milford-Whitinsville Regional, Series 1998 C,
    5.75%, 7/15/2013 (b)                             1,750,000       1,649,690
  Newton-Wellesley Hospital, Series 1997 G, 6%,
    7/1/2012 (b)                                     1,000,000       1,102,290
  North Adams, Series 1996 C, 6.625%, 7/1/2018       1,560,000       1,546,568
  Partners Healthcare System, Series 1997 A,
    5.25%, 7/1/2013 (b)                              2,000,000       2,094,320
  Prerefunded, 7/1/2002, Series 1992 D, 6.5%,
    7/1/2010 (b) (c)                                 1,640,000       1,726,674
  St. Luke's Hospital New Bedford, Series C,
    Inverse Floater, 7.47%, 8/15/2010**              3,400,000       3,731,500
  Suffolk University, Series 1996 C, 5.65%,
    7/1/2011 (b)                                     1,045,000       1,127,524
  Series 1992 D, 6.5%, 7/1/2010 (b)                    860,000         903,258
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Stonehill College, Series 1992 E Prerefunded
    7/1/2012, 6.55%, 7/1/2012 (b) (c)                2,245,000       2,364,659
  UMass Memorial, Series C, 6.625%, 7/1/2032         3,000,000       3,091,920
  UMass-Worcester Campus, Series B, 5.25%,
    10/1/2013                                          500,000         536,830
  Winchester Hospital, Series E, 6.75%, 7/1/2030     2,000,000       2,064,600
Massachusetts State Industrial Finance Agency:
  Assisted Living Facilities Revenue TNG Marina
    Bay LLC Project, Series 1997, AMT, 7.5%,
    12/1/2027                                        1,000,000       1,041,870
  Babson College, Series 1997 A, 5.375%,
    10/1/2017                                        1,700,000       1,746,716
  Belmont, Series 1998, 5.625%, 9/1/2020             1,265,000       1,298,851
  Belmont Hill School, Series 1998, 5.15%,
    9/1/2013                                         1,000,000       1,035,780
  College of the Holy Cross, Series 1992, Issue
    II, Prerefunded 11/1/2002, 6.375%, 11/1/2009
    (c)                                              1,000,000       1,063,670
  Concord Academy Series 1997, 5.45%, 9/1/2017       1,205,000       1,222,509
  Dana Hall School Issue, Series 1997 A, 5.7%,
    7/1/2013                                         1,000,000       1,026,550
  Deerfield Academy Series 1997, 5.125%,
    10/1/2017                                        1,520,000       1,557,194
  East Boston Neighborhood Project:
    Series 1996, 7.25%, 7/1/2006                       585,000         581,437
    Series 1996, 7.625%, 7/1/2026                    2,750,000       2,709,218
  Edgewood Retirement Community, Series 1995 A,
    9%, 11/15/2025                                   1,650,000       2,059,167
  First Mortgage, Evanswood Bethzatha, Series
    1994 A, 7.875%, 1/15/2020*                       1,000,000         548,240
  Massachusetts Biomedical Research Corp.,
    Series 1989 A, Zero Coupon, 8/1/2002             3,650,000       3,575,650
  Pollution Control Revenue, Boston Edison
    Company, Series 1994 A, 5.75%, 2/1/2014          2,000,000       2,046,000
  Resource Recovery, North Andover Solid Waste:
    Series 1993 A, 6.15%, 7/1/2002                     750,000         765,180
    Series 1993, A, 6.3%, 7/1/2005                   9,250,000       9,796,028
  Solid Waste Disposal, Peabody Monofil Project,
    Series 1994, 9%, 9/1/2005 (d)                    2,485,000       2,572,248
  The Tabor Academy, Series 1998, 5.4%,
    12/1/2018                                        1,000,000       1,002,720
  Worcester Polytechnical University, Series
    1997 II, 5.125%, 9/1/2016 (b)                    2,600,000       2,668,172
 Massachusetts State Port Authority Revenue:
   Rites-PA 592A, Inverse Floater, 8.534%,
     7/1/2011** (b)                                  4,195,000       4,793,039
   Rites-PA 592B, Inverse Floater, 8.534%,
     7/1/2012** (b)                                    805,000         905,384
  Rites-PA 598A, AMT, Inverse Floater, 9.78%,
    7/1/2013**                                         930,000       1,107,481
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Rites-PA 598B, AMT, Inverse Floater, 9.78%,
    7/1/2014**                                         995,000       1,176,209
  Rites-PA 598C, AMT, Inverse Floater, 9.78%,
    7/1/2015**                                       1,065,000       1,247,605
  Rites-PA 598D, AMT, Inverse Floater, 10.034%,
    7/1/2016**                                         925,000       1,085,478
  Rites-PA 598E, AMT, Inverse Floater, 10.034%,
    7/1/2017**                                         775,000         902,906
  Rites-PA 598F, AMT, Inverse Floater, 5.39%,
    7/1/2018**                                       1,310,000       1,345,802
  Series 1998 A, 5.75%, 7/1/2011                     2,000,000       2,196,360
  Series 1988 D, 5%, 7/1/2028                        3,000,000       2,921,190
  Series II-R-77-A, 8.49%, Inverse Floater,
    1/1/2014**                                       2,000,000       2,212,820
  Series II-R-77-B, 8.49%, Inverse Floater,
    1/1/2015**                                       1,500,000       1,639,830
   Series II-R-77-C, 8.49%, Inverse Floater,
     1/1/2016** (d)                                  1,500,000       1,608,015
  Special Facilities-- USAir Project, AMT,
    Series 1996 A, 5.5%, 9/1/2006 (b)                  640,000         692,160
  Tax Exempt Receipts, Step-up Coupon, 0% to
    7/1/2003, 13% to 7/1/2013                        1,000,000       1,370,810
  USAir Private Jet, Series 1996 A, AMT, 5.75%,
    9/1/2016                                         1,000,000       1,045,480
Massachusetts State Turnpike Authority:
  Capital Appreciation, Series 1997 C, Zero
    Coupon, 1/1/2021 (b)                             5,000,000       1,822,400
  MET Highway Systems Revenue, SR-Series A,
    5.125%, 1/1/2023 (b)                             5,000,000       4,981,000
Massachusetts State Water Pollution Abatement
  Trust:
  MWRA Loan Program, Series A, 6%, 8/1/2019          4,000,000       4,578,480
  Pool Loan Program, Series 5, 5.5%, 8/1/2012        2,325,000       2,544,248
  Pool Program Bonds, Series 6, 5.625%, 8/1/2015     4,710,000       5,126,270
  Pool Loan Program Bonds, Series 2001-7, 5.25%,
    2/1/2014                                         5,000,000       5,313,650
  Prerefunded, Series 1995-2, 5.7%, 2/1/2015 (c)     1,115,000       1,232,253
  Prerefunded, Series 1998 A, ETM, 5.25%,
    8/1/2013*** (c)                                  3,110,000       3,380,228
  Series 1998 A, 5.25%, 2/1/2013                     1,000,000       1,084,040
  Series 1998 A, 5.25%, 8/1/2013                       390,000         413,342
  Series 1999, Inverse Floater, 9.47%, 8/1/2011**    5,500,000       6,967,730
  Unrefunded Balance, Series 1995-2, 5.7%,
    2/1/2015                                            35,000          36,916
Massachusetts State Water Resource Authority:
  Series 1992 A, 6.5%, 7/15/2009                    15,000,000      17,571,750
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
  Series 1992 A, 6.5%, 7/15/2019                     3,000,000       3,603,420
  Series 2000 A, 6%, 8/1/2012                        2,485,000       2,852,407
  Series 2000 A, 6%, 8/1/2013 (b)                    1,000,000       1,140,650
  Series 2000 D, 5.5%, 8/1/2011 (b)                  6,675,000       7,422,266
Middleborough, MA, General Obligation:
  Series 1992 A, 5.25%, 1/15/2018 (b)                1,515,000       1,567,904
  Series 1992 A, 5.25%, 1/15/2019 (b)                1,470,000       1,510,513
  Series 1999 A, 5.25%, 1/15/2017 (b)                1,525,000       1,589,569
Nantucket, MA, General Obligation:
  Series 1991, 6.8%, 12/1/2011                       1,000,000       1,027,880
  Series 1997, 5%, 7/15/2017 (b)                     1,000,000       1,015,740
Narragansett, MA, Regional School District,
  General Obligation, 6.5%, 6/1/2012 (b)             1,145,000       1,361,588
Northhampton, MA, General Obligation, 5.5%,
  6/15/2013 (b)                                      1,080,000       1,185,278
Plymouth, MA, General Obligation:
  Series 2000 5.75%, 10/15/2015 (b)                  1,900,000       2,118,329
  Series 2000 5.75%, 10/15/2016 (b)                  1,725,000       1,910,903
Rail Connections Inc., Massachusetts Revenue,
  Rte. 128 Parking Garage:
  Series 1999 A, 5.4%, 7/1/2010                      1,000,000       1,121,150
  Series 1999 A, 6%, 7/1/2012                          250,000         290,283
  Series 1999 A, 6%, 7/1/2014                          250,000         290,283
  Series 1999 B, Zero Coupon, 7/1/2015                 750,000         383,745
  Series 1999 B, Zero Coupon , 7/1/2016              1,025,000         490,719
  Series A, 5.3%, 7/1/2009                             705,000         775,190
  Series B, Zero Coupon, 7/1/2017                    1,000,000         447,650
Route 3 North Transportation Improvement
  Association, Massachusetts Lease, Revenue Bond:
  Series 2000, 5.75%, 6/15/2012 (b)                  1,105,000       1,235,246
  Series 2000, 5.75%, 6/15/2013 (b)                  2,500,000       2,773,425
  Series 2000, 5.75%, 6/15/2016 (b)                  4,910,000       5,327,743
Springfield, MA, Municipal Purpose Loan, General
  Obligation:
  5.5%, 8/1/2015                                     1,505,000       1,641,383
  5.5%, 8/1/2016                                     1,685,000       1,823,659
  Series 1996, 6.25%, 8/1/2006 (b)                   1,000,000       1,135,020
Springfield, MA, General Obligation, Series
  1999, 6%, 10/1/2014 (b)                            1,955,000       2,182,914
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                    Principal
                                                    Amount ($)         Value ($)
--------------------------------------------------------------------------------
State of Massachusetts, Revenue Bond, Federal
  Highway, Series 1998A, Zero Coupon, 12/15/2014     9,000,000       4,796,370
Tantasqua, MA, Regional School District, General
  Obligation:
  Series 2000, 5.625%, 8/15/2012 (b)                 2,580,000       2,895,431
  Series 2000, 5.625%, 8/15/2013 (b)                 2,575,000       2,869,426
  Series 2000, 5.625%, 8/15/2014 (b)                 2,575,000       2,851,220
University of Massachusetts, Building Authority
  Project Revenue:
  Series 2, 5.5%, 11/1/2011 (b)                      1,175,000       1,300,161
  Series 2, 5.5%, 11/1/2012 (b)                      2,465,000       2,707,926
  Series 2, 5.5%, 11/1/2013 (b)                      1,515,000       1,651,153
  Series 2, 5.5%, 11/1/2015 (b)                      1,185,000       1,271,197
  Series 2, 5.5%, 11/1/2016 (b)                      1,250,000       1,331,325
  Series 1995 B, 6.625%, 5/1/2009                    2,415,000       2,837,649
  Series 1995 B, 6.625%, 5/1/2010                    2,575,000       3,056,087
  Series 1995 B, 6.75%, 5/1/2011                     2,745,000       3,315,740
  Series 1995 B, 6.875%, 5/1/2014                    1,300,000       1,604,889
Westfield, MA, General Obligation, 6.5%,
  5/1/2013 (b)                                       1,170,000       1,382,156
Westford, MA, General Obligation:
  Series 2000, 5.125%, 4/1/2017 (b)                  1,150,000       1,184,960
  Series 2000, 5.75%, 4/1/2012 (b)                   1,140,000       1,281,588
Worcester, MA, General Obligation:
  5.625%, 8/15/2012                                  2,560,000       2,862,822
  5.625%, 8/15/2013                                  2,625,000       2,914,800
  5.625%, 8/15/2015                                    705,000         772,398
  Series 1991, Prerefunded 5/15/2002, 6.9%,
    5/15/2005 (b) (c)                                1,850,000       1,942,334
  Series 1991, Prerefunded 5/15/2002, 6.9%,
    5/15/2006 (b) (c)                                1,500,000       1,574,865
  Series 2001 A, 5.5%, 8/15/2016                     1,285,000       1,371,602
--------------------------------------------------------------------------------

Puerto Rico
--------------------------------------------------------------------------------
Puerto Rico Commonwealth, 5.5%, 7/1/2015             2,500,000       2,799,275
Puerto Rico Highway and Transportation
  Authority, Highway Revenue, Series 1996 Y,
  6.25%, 7/1/2014                                    2,000,000       2,374,320
--------------------------------------------------------------------------------
Total Long-Term Municipal Investments (Cost $451,617,351)          488,629,776
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $451,617,351) (a)       488,629,776
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

** Inverse floating rate notes are instruments whose yields may change based on the change in the relationship between long-term and short-term interest rates and which exhibit added interest rate sensitivity compared to other bonds with a similar maturity. These securities are shown at their rate as of September 30, 2001.

*** ETM: Bonds bearing the description ETM (escrowed to maturity) are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on bonds so designated.

(a) The cost for federal income tax purposes was $451,617,351. At September 30, 2001, net unrealized appreciation for all securities based on tax cost was $37,012,425. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $37,937,885 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $925,460.

(b) Bond is insured by one of these companies: AMBAC, Capital Guaranty, FGIC, FSA or MBIA/BIG.

(c) Prerefunded: Bonds which are prerefunded are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issues and to retire the bonds in full at the earliest refunding date.

(d) Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The aggregate fair value of restricted securities at September 30, 2001 amounted to $9,742,863, which represents 1.96% of net assets. Information concerning such restricted securities at September 30, 2001 is as follows:

                                                        Acquisition
Security                                                   Date        Cost ($)
--------------------------------------------------------------------------------
Massachusetts State Industrial Finance Agency, Solid
   Waste Disposal, Peabody Monofil Project, Series
   1994, 9%, 9/1/2005                                   12/30/1994     2,485,000
--------------------------------------------------------------------------------
Massachusetts State Port Authority Revenue, Rites-PA
   Series II-R-77-C, 8.49%, 1/1/2016                     8/14/2001     1,630,470
--------------------------------------------------------------------------------
Massachusetts State, Grant Anticipation Notes, Series
   A, 5.5%, 12/15/2013                                   8/27/2001     5,586,700
--------------------------------------------------------------------------------

    AMT: Subject to alternative minimum tax



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $451,617,351)          $   488,629,776
--------------------------------------------------------------------------------
Cash                                                                   2,592,439
--------------------------------------------------------------------------------
Receivable for investments sold                                          100,000
--------------------------------------------------------------------------------
Interest receivable                                                    7,271,091
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                          254,163
--------------------------------------------------------------------------------
Total assets                                                         498,847,469
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Dividends payable                                                        398,321
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         160,942
--------------------------------------------------------------------------------
Accrued management fee                                                   254,456
--------------------------------------------------------------------------------
Other accrued expenses and payables                                       69,195
--------------------------------------------------------------------------------
Total liabilities                                                        882,914
--------------------------------------------------------------------------------
Net assets, at value                                             $   497,964,555
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Undistributed net investment income                                       92,905
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             37,012,425
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (4,401,096)
--------------------------------------------------------------------------------
Paid-in capital                                                      465,260,321
--------------------------------------------------------------------------------
Net assets, at value                                             $   497,964,555
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of September 30, 2001 (Unaudited) (continued)
--------------------------------------------------------------------------------

Net Asset Value
--------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share
($1,554,012 / 107,192 outstanding shares of beneficial
interest, $.01 par value, unlimitednumber of shares
authorized)                                                      $         14.50
--------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share
($494,404,412 / 34,094,327 outstanding shares of beneficial
interest, $.01 par value, unlimited number of shares
authorized)                                                      $         14.50
--------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($1,375,456 / 94,854 outstanding shares of beneficial
interest, $.01 par value, unlimited number of
shares authorized)                                               $         14.50
--------------------------------------------------------------------------------
Maximum offering price per share (100 / 95.50 of $14.50)         $         15.18
--------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share
(subject to contingent deferred sales charge) ($503,236 / 34,715 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         14.50
--------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($127,439 / 8,786
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                           $         14.50
--------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statement of Operations for the six months ended September 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Investment Income
--------------------------------------------------------------------------------
Income:
Interest                                                         $    13,833,093
--------------------------------------------------------------------------------
Expenses:
Management fee                                                         1,443,664
--------------------------------------------------------------------------------
Administrative fee                                                       369,585
--------------------------------------------------------------------------------
Distribution services fees                                                 1,238
--------------------------------------------------------------------------------
Trustees' fees and expenses                                                6,021
--------------------------------------------------------------------------------
Other                                                                      8,254
--------------------------------------------------------------------------------
Total expenses, before expense reductions                              1,828,762
--------------------------------------------------------------------------------
Expense reductions                                                       (3,107)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                               1,825,655
--------------------------------------------------------------------------------
Net investment income                                                 12,007,438
--------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
--------------------------------------------------------------------------------
Net realized gain (loss) from investments                              1,519,013
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                            4,322,189
--------------------------------------------------------------------------------
Net gain (loss) on investment transactions                             5,841,202
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations  $    17,848,640
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
 Statements of Changes in Net Assets
--------------------------------------------------------------------------------
                                                Six Months Ended
                                                  September 30,     Year Ended
Increase (Decrease) in Net Assets               2001 (Unaudited)  March 31, 2001
--------------------------------------------------------------------------------
Operations:
Net investment income                           $    12,007,438  $    21,827,373
--------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                          1,519,013          565,758
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period            4,322,189       23,206,048
--------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      17,848,640       45,599,179
--------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                           (24,408)          (4,508)
--------------------------------------------------------------------------------
  Class S                                          (11,878,279)     (21,822,865)
--------------------------------------------------------------------------------
  Class A                                               (8,789)               --
--------------------------------------------------------------------------------
  Class B                                               (2,043)               --
--------------------------------------------------------------------------------
  Class C                                               (1,014)               --
--------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                            57,998,022      105,427,022
--------------------------------------------------------------------------------
Net assets acquired in tax-free reorganization               --       73,134,503
--------------------------------------------------------------------------------
Reinvestment of distributions                         8,303,179       13,203,132
--------------------------------------------------------------------------------
Cost of shares redeemed                            (62,913,156)    (101,861,479)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                    3,388,045       89,903,178
--------------------------------------------------------------------------------
Increase (decrease) in net assets                     9,322,152      113,674,984
--------------------------------------------------------------------------------
Net assets at beginning of period                   488,642,403      374,967,419
--------------------------------------------------------------------------------
Net assets at end of period                     $   497,964,555  $   488,642,403
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class A

--------------------------------------------------------------------------------
                                                                        2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .19
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .21
--------------------------------------------------------------------------------
  Total from investment operations                                         .40
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.19)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.50
--------------------------------------------------------------------------------
Total Return (%)^b                                                      2.80**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.02*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       4.58*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                26*
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class A shares) to September 30, 2001 (Unaudited).

^b Total return does not reflect the effect of any sales charge.

*  Annualized ** Not annualized

Class B

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .16
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .21
--------------------------------------------------------------------------------
  Total from investment operations                                         .37
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.50
--------------------------------------------------------------------------------
Total Return (%)^b                                                      2.62**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                       1
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.82*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       3.78*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                26*
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class B shares) to
   September 30, 2001 (Unaudited).

^b Total return does not reflect the effect of any sales charge.

*  Annualized ** Not annualized

Class C

--------------------------------------------------------------------------------
                                                                         2001^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $14.29
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income                                                    .16
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .21
--------------------------------------------------------------------------------
  Total from investment operations                                         .37
--------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.16)
--------------------------------------------------------------------------------
Net asset value, end of period                                          $14.50
--------------------------------------------------------------------------------
Total Return (%)^b                                                      2.65**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .13
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.79*
--------------------------------------------------------------------------------
Ratio of net investment income (%)                                       3.81*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                26*
--------------------------------------------------------------------------------

^a For the period June 18, 2001 (commencement of sales of Class C shares) to
   September 30, 2001 (Unaudited).

^b Total return does not reflect the effect of any sales charge.

*  Annualized ** Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Massachusetts Tax-Free Fund (the "Fund") is a non-diversified series of Scudder State Tax Free Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On June 18, 2001, the Fund commenced offering additional shares: Class A, Class B and Class C. These classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are designed for members of AARP. Class S and Class AARP shares are not subject to initial or contingent deferred sales charges. Class S shares are generally not available to new investors. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes, except that each class bears certain expenses unique to that class such as distribution service fees, administrative fees and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees/Directors of the Fund, whose valuations are intended to reflect the mean between the bid and asked prices. If the pricing services are unable to provide valuations, securities are valued at the average of the means based on the most recent bid and asked quotation or evaluated prices obtained from two broker dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Money market instruments purchased with an original maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value, as determined in accordance with procedures approved by the Trustees/Directors.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable and tax-exempt income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At March 31, 2001, the Fund had a net tax basis capital loss carryforward of approximately $4,570,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until March 31, 2008 ($3,440,000) and March 31, 2009 ($1,130,000), the respective expiration dates, whichever occurs first.

In addition, the Fund inherited approximately $326,000 of capital losses from its merger (see Note F) with Scudder Massachusetts Limited Term Tax Free Fund, which may be applied against any realized net taxable capital gains in future years or until March 31, 2003 ($97,000), March 31, 2005 ($24,000) and March 31,
2007 ($205,000), the respective dates, whichever occurs first, subject to certain limitations imposed by Section 382 of the Internal Revenue Code.

Distribution of Income and Gains. All of the net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended September 30, 2001, purchases and sales of municipal securities (excluding short-term investments) aggregated $65,538,288 and $63,953,772, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.60% of the first $400,000,000 of average daily net assets, 0.525% of the next $600,000,000 of such net assets and 0.50% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly. Accordingly, for the six months ended September 30, 2001, the fees pursuant to the Management Agreement amounted to $1,443,664, which was equivalent to an annualized effective rate of 0.59% of the Fund's average daily net assets.

On September 24, 2001, Deutsche Bank and Zurich Financial Services, parent company of ZSI, the investment manager for the Fund, announced that they have signed an agreement in principle under which Deutsche Bank will acquire 100% of ZSI. The agreement in principle does not include ZSI's Threadneedle Investments in the U.K., which will be retained by Zurich Financial Services. Definitive transaction agreements are expected to be signed in the fourth quarter of 2001 and the transaction is expected to be completed, pending regulatory and shareholder approval and satisfaction of other conditions, in the first quarter of 2002.

Administrative Fee. Under the Administrative Agreement (the "Administrative Agreement"), the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative services fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended September 30, 2001, was equal to an annualized effective rate of 0.15% and 0.15%, respectively, of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fee for Class A, Class B and Class C for the period June 18, 2001 (commencement of sales) through September 30, 2001 was equal to an annualized effective rate of 0.175%, 0.225% and 0.20%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corporation and Scudder Investments Service Company, also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e., custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended September 30, 2001, the Administrative Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Administrative Fee                               Total Aggregated       2001
--------------------------------------------------------------------------------
Class AARP                                       $        755     $         40
--------------------------------------------------------------------------------
Class S                                               368,384           45,484
--------------------------------------------------------------------------------
Class A                                                   306              148
--------------------------------------------------------------------------------
Class B                                                   106               55
--------------------------------------------------------------------------------
Class C                                                    34                4
--------------------------------------------------------------------------------
                                                 $    369,585     $     45,731
--------------------------------------------------------------------------------

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc., ("SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period June 18, 2001 (commencement of sales) through September 30, 2001, the Distribution Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Distribution Fee                                 Total Aggregated       2001
--------------------------------------------------------------------------------
Class B                                          $        390     $        221
--------------------------------------------------------------------------------
Class C                                                   183               70
--------------------------------------------------------------------------------
                                                 $        573     $        291
--------------------------------------------------------------------------------

In addition, SDI also provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these firms based upon the assets of shareholder accounts the firms service. For the period June 18, 2001 (commencement of sales) through September 30, 2001, the Service Fee was as follows:

                                                                     Unpaid at
                                                                   September 30,
Service Fee                                      Total Aggregated       2001
--------------------------------------------------------------------------------
Class A                                          $        474     $        248
--------------------------------------------------------------------------------
Class B                                                   130               74
--------------------------------------------------------------------------------
Class C                                                    61               19
--------------------------------------------------------------------------------
                                                 $        665     $        341
--------------------------------------------------------------------------------

Underwriting and Contingent Deferred Sales Charge. SDI is the principal underwriter for Class A, B and C shares. Underwriting commissions retained by SDI in connection with the distribution of the Class A shares for the period June 18, 2001 (commencement of sales) through September 30, 2001 were $2,161.

In addition, SDI receives a contingent deferred sales charge ("CDSC") for Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. CDSC is based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of shares redeemed. For the period June 18, 2001 (commencement of sales) through September 30, 2001, there was no CDSC for Class B and C.

Trustees' Fees and Expenses. The Fund pays each Trustee not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from ZSI. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

D. Expense Off-Set Arrangement

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended September 30, 2001, pursuant to the Administrative Agreement, the Administrative Fee was reduced for custodian credits earned by $3,107.

E. Line of Credit

The Fund and several affiliated funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Acquisition of Assets

On July 28, 2000, the Fund acquired all the net assets of Scudder Massachusetts Limited Term Tax Free Fund pursuant to a plan of reorganization approved by shareholders on July 13, 2000. The acquisition was accomplished by a tax-free exchange of 5,330,504 shares of the Fund for 6,136,017 shares of Scudder Massachusetts Limited Term Tax Free Fund outstanding on July 28, 2000. Scudder Massachusetts Limited Term Tax Free Fund's net assets at that date ($73,134,503), including $381,072 of unrealized appreciation, were combined with those of the Fund. The aggregate net assets of the Fund immediately before the acquisition were $389,897,734. The combined net assets of the Fund immediately following the acquisition were $463,032,237.

G. Share Transactions

The following table summarizes share and dollar activity in the Fund:


                        Six Months Ended                    Year Ended
                       September 30, 2001                 March 31, 2001
--------------------------------------------------------------------------------
                     Shares         Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            58,620    $    847,160        68,431**     $  977,034**
--------------------------------------------------------------------------------
Class S            3,866,529      55,165,366    7,558,940***     104,449,988***
--------------------------------------------------------------------------------
Class A*              94,407       1,360,017              --               --
--------------------------------------------------------------------------------
Class B*              34,631         500,279              --               --
--------------------------------------------------------------------------------
Class C*               8,724         125,200              --               --
--------------------------------------------------------------------------------
                                $ 57,998,022                     $105,427,022
--------------------------------------------------------------------------------

Shares issued in tax-free reorganization
--------------------------------------------------------------------------------
Class S                   --    $         --       5,330,504     $ 73,134,503
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP               953    $     13,666           159**     $    2,256**
--------------------------------------------------------------------------------
Class S              578,186       8,280,900      950,668***     13,200,876***
--------------------------------------------------------------------------------
Class A*                 447           6,488              --               --
--------------------------------------------------------------------------------
Class B*                  84           1,224              --               --
--------------------------------------------------------------------------------
Class C*                  62             901              --               --
--------------------------------------------------------------------------------
                                $  8,303,179                     $ 13,203,132
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP          (14,021)    $  (199,171)       (6,950)**     $ (99,569)**
--------------------------------------------------------------------------------
Class S          (4,385,647)    (62,713,985)    (7,364,492)***  (101,761,910)***
--------------------------------------------------------------------------------
Class A*                  --              --              --               --
--------------------------------------------------------------------------------
Class B*                  --              --              --               --
--------------------------------------------------------------------------------
Class C*                  --              --              --               --
--------------------------------------------------------------------------------
                                $(62,913,156)                    $(101,861,479)
--------------------------------------------------------------------------------

                        Six Months Ended                    Year Ended
                       September 30, 2001                 March 31, 2001
--------------------------------------------------------------------------------
                     Shares         Dollars          Shares           Dollars
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            45,552    $    661,655        61,640**     $  879,721**
--------------------------------------------------------------------------------
Class S               59,068         732,281    6,475,620***     89,023,457***
--------------------------------------------------------------------------------
Class A*              94,854       1,366,505              --               --
--------------------------------------------------------------------------------
Class B*              34,715         501,503              --               --
--------------------------------------------------------------------------------
Class C*               8,786         126,101              --               --
--------------------------------------------------------------------------------
                                $  3,388,045                     $ 89,903,178
--------------------------------------------------------------------------------

* For the period from June 18, 2001 (commencement of sales of Class A, Class B and Class C shares) to September 30, 2001.

** For the period from October 2, 2000 (commencement of sales of Class AARP shares) to March 31, 2001.

*** On July 28, 2000, existing shares of the Fund were redesignated as Class S.

H. Change In Accounting Principle

As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to April 1, 2001, the Fund did not accrete market discount on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $147,460 increase in cost of securities and a corresponding $147,460 decrease in net unrealized appreciation, based on securities held by the Fund on April 1, 2001.

The effect of this change for the six months ended September 30, 2001, was to increase net investment income by $39,412, decrease unrealized appreciation by $27,865, and decrease net realized gains by $11,547. The statement of changes in net assets and financial highlights for the prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*                         Philip G. Condon*
   President and Trustee                      Vice President

Henry P. Becton, Jr.                       William F. Glavin, Jr.*
   Trustee; President, WGBH                   Vice President
   Educational Foundation
                                           Ashton P. Goodfield*
Dawn-Marie Driscoll                           Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,           James E. Masur*
   Center for Business Ethics,                Vice President
   Bentley College
                                           Howard S. Schneider*
Edgar R. Fiedler                              Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The                Rebecca L. Wilson*
   Conference Board, Inc.                     Vice President

Keith R. Fox                               John Millette*
   Trustee; General Partner,                  Vice President and Secretary
   The Exeter Group of Funds
                                           Kathryn L. Quirk*
Jean Gleason Stromberg                        Vice President and Assistant
   Trustee; Consultant                        Secretary

Jean C. Tempel                             John R. Hebble*
   Trustee; Managing Director,                Treasurer
   First Light Capital, LLC
                                           Thomas Lally*
Steven Zaleznick                              Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP                 Brenda Lyons*
   Services, Inc.                             Assistant Treasurer

Eleanor R. Brennan*                        Caroline Pearson*
   Vice President                             Assistant Secretary

Thomas V. Bruns*
   Vice President


*   Zurich Scudder Investments, Inc.

Investment Products and Services
---------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------
 Scudder Funds
---------------------------------------------------------------------------------------

Core                                        Global/International

   Scudder Blue Chip Fund                      Scudder Emerging Markets Growth Fund
   Scudder Focus Value+Growth Fund             Scudder Emerging Markets Income Fund
   Scudder Growth and Income Fund              Scudder Global Fund
   Scudder Research Fund                       Scudder Global Bond Fund
   Scudder S&P 500 Stock Fund                  Scudder Global Discovery Fund
   Scudder Select 500 Fund                     Scudder Greater Europe Growth Fund
   Scudder Small Company Stock Fund            Scudder International Fund
   Scudder Target 2011 Fund                    Scudder International Research Fund
   Scudder Total Return Fund                   Scudder Latin America Fund
                                               Scudder New Europe Fund
Growth                                         Scudder Pacific Opportunities Fund
                                               The Japan Fund, Inc.
   Scudder 21st Century Growth Fund
   Scudder Aggressive Growth Fund           Income
   Scudder Capital Growth Fund
   Scudder Dynamic Growth Fund                 Scudder Cash Reserves Fund
   Scudder Focus Growth Fund                   Scudder Floating Rate Fund
   Scudder Growth Fund                         Scudder High-Yield Fund
   Scudder Large Company Growth Fund           Scudder High-Yield Opportunity Fund
   Scudder Select 1000 Growth Fund             Scudder Income Fund
                                               Scudder Short-Term Bond Fund
Value                                          Scudder Strategic Income Fund
                                               Scudder U.S. Government Securities Fund
   Scudder Contrarian Fund
   Scudder Dividend & Growth Fund           Tax-Free Income
   Scudder-Dreman High Return Equity Fund
   Scudder Large Company Value Fund            Scudder California Tax-Free Income Fund
   Scudder Small Cap Value Fund                Scudder Florida Tax-Free Income Fund
                                               Scudder High-Yield Tax-Free Fund
Sector                                         Scudder Managed Municipal Bonds
                                               Scudder Massachusetts Tax-Free Fund
   Scudder-Dreman Financial Services Fund      Scudder Medium-Term Tax-Free Fund
   Scudder Gold Fund                           Scudder New York Tax-Free IncomeFund
   Scudder Health Care Fund
   Scudder Technology Fund
   Scudder Technology Innovation Fund

Asset Allocation

   Scudder Pathway Conservative Portfolio
   Scudder Pathway Moderate Portfolio
   Scudder Pathway Growth Portfolio

---------------------------------------------------------------------------------------


                                       36

---------------------------------------------------------------------------------------
 Retirement Programs and Education Accounts
---------------------------------------------------------------------------------------

Retirement Programs                            Education Accounts

   Traditional IRA                                Education IRA
   Roth IRA                                       UGMA/UTMA
   SEP-IRA                                        IRA for Minors
   Inherited IRA
   Keogh Plan
   401(k), 403(b) Plans
   Variable Annuities


---------------------------------------------------------------------------------------
 Closed-End Funds
---------------------------------------------------------------------------------------

   The Argentina Fund, Inc.                    Scudder High Income Trust
   The Brazil Fund, Inc.                       Scudder Intermediate Government Trust
   The Korea Fund, Inc.                        Scudder Multi-Market Income Trust
   Montgomery Street Income Securities, Inc.   Scudder Strategic Income Trust
   Scudder Global High Income Fund, Inc.       Scudder Strategic Municipal Income Trust
   Scudder New Asia Fund, Inc.                 Scudder Municipal Income Trust

---------------------------------------------------------------------------------------


Scudder funds are offered by prospectus only. For more complete information on any fund or variable annuity registered in your state, including information about a fund's objectives, strategies, risks, advisory fees, distribution charges, and other expenses, please order a free prospectus. Read the prospectus before investing in any fund to ensure the fund is appropriate for your goals and risk tolerance. There is no assurance that the objective of any fund will be achieved, and fund returns and net asset values fluctuate. Shares are redeemable at current net asset value, which may be more or less than their original cost.

A money market mutual fund investment is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market mutual fund seeks to preserve the value of your investment at $1 per share, it is possible to lose money by investing in such a fund.

The services and products described should not be considered a solicitation to buy or an offer to sell a security to any person in any jurisdiction where such offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

Scudder Investor Services, Inc.

Account Management Resources
--------------------------------------------------------------------------------


      Legal Counsel   Wilkie Farr & Gallagher

                      787 Seventh Avenue
                      New York, NY 10019-6099
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent
                      P.O. Box 219151
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent
                      225 Franklin Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
        Accountants
                      160 Federal Street
                      Boston, MA 02110
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter
                      222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
                      (800) 621-1048
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS



222 South Riverside Plaza
Chicago, IL 60606-5808




A member of [LOGO] Zurich Scudder Investments